UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21746

Name of Fund: Small Cap Premium & Dividend Income Fund Inc. (RCC)

Fund Address: 4 World Financial Center, 6th Floor, New York, New York 10080.

Name and address of agent for service: Justin C. Ferri, Chief Executive Officer, Small Cap Premium & Dividend Income Fund Inc., 4 World Financial Center, 6th Floor, New York, New York 10080.

Registrant’s telephone number, including area code: (877) 449-4742

Date of fiscal year end: 12/31/2009

Date of reporting period: 09/30/2009

Item 1 – Schedule of Investments

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
Advertising Agencies - 0.5%	AMREP Corp. (a)	200	$2,640
	Arbitron, Inc.	3,800	78,888
	Constant Contact, Inc. (a)	3,600	69,300
	DG FastChannel, Inc. (a)	2,900	60,726
	Harte-Hanks, Inc.	5,700	78,831
	Marchex, Inc. Class B	2,900	14,239
	National CineMedia, Inc.	6,600	112,002
	Travelzoo, Inc. (a)	1,100	15,543
	Valassis Communications, Inc. (a)	7,200	128,736
	ValueClick, Inc. (a)	13,030	171,866

			732,771
Aerospace - 1.3%	AAR Corp. (a)	5,800	127,252
	AeroVironment, Inc. (a)(b)	2,000	56,180
	Argon ST, Inc. (a)	2,100	40,005
	Astronics Corp. (a)	1,500	14,100
	Ceradyne, Inc. (a)	3,900	71,487
	Cubic Corp.	2,300	90,781
	Curtiss-Wright Corp.	6,800	232,084
	Ducommun, Inc.	1,600	30,256
	Esterline Technologies Corp. (a)	4,400	172,524
	GenCorp, Inc. (a)	7,500	40,200
	Heico Corp.	3,400	147,424
	Herley Industries, Inc. (a)	2,000	26,100
	Kaman Corp. Class A	4,000	87,920
	LMI Aerospace, Inc. (a)	1,300	13,039
	Ladish Co., Inc. (a)	2,400	36,312
	Moog, Inc. Class A (a)	6,400	188,800
	Orbital Sciences Corp. (a)	8,400	125,748
	Teledyne Technologies, Inc. (a)	5,400	194,346
	Triumph Group, Inc.	2,500	119,975

			1,814,533
Agriculture, Fishing & Ranching - 0.4%	AgFeed Industries, Inc. (a)	4,100	21,894
	Alico, Inc.	500	14,695
	The Andersons, Inc.	2,700	95,040
	Cadiz, Inc. (a)	1,800	21,060
	Cal-Maine Foods, Inc.	1,900	50,863
	Calavo Growers, Inc.	1,600	30,368
	China Green Agriculture, Inc. (a)	1,200	14,064
	Fresh Del Monte Produce, Inc. (a)	6,100	137,921
	HQ Sustainable Maritime Industries, Inc. (a)	1,300	11,440
	Sanderson Farms, Inc.	3,000	112,920
	Seaboard Corp.	50	65,001

			575,266
Air Transport - 1.0%	Air Transport Services Group, Inc. (a)	8,100	28,026
	AirTran Holdings, Inc. (a)	17,900	111,875
	Alaska Air Group, Inc. (a)(b)	5,400	144,666
	Allegiant Travel Co. (a)	2,200	83,798
	Atlas Air Worldwide Holdings, Inc. (a)	2,600	83,122
	Bristow Group, Inc. (a)	4,400	130,636
	Hawaiian Holdings, Inc. (a)	7,700	63,602

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	JetBlue Airways Corp. (a)	37,900	$226,642
	PHI, Inc. (a)	2,200	44,616
	Republic Airways Holdings, Inc. (a)	4,900	45,717
	SkyWest, Inc.	8,300	137,614
	UAL Corp. (a)	21,500	198,230
	US Airways Group, Inc. (a)	23,100	108,570

			1,407,114
Alternative Energy - 0.2%	Clean Energy Fuels Corp. (a)	5,100	73,491
	Comverge, Inc. (a)	2,800	34,188
	EnerNOC, Inc. (a)	2,045	67,813
	Evergreen Energy, Inc. (a)	18,300	11,346
	Green Plains Renewable Energy (a)	1,200	8,520
	Syntroleum Corp. (a)	9,400	25,380
	TGC Industries Inc. (a)	2,400	11,640
	USEC, Inc. (a)	16,800	78,792
	US Geothermal, Inc. (a)	9,700	15,132

			326,302
Aluminum - 0.1%	Century Aluminum Co. (a)	6,840	63,954
	Kaiser Aluminum Corp.	2,300	83,628

			147,582
Asset Management & Custodian - 0.9%	Allied Capital Corp.	28,088	86,230
	American Capital Ltd.	41,900	135,337
	Ampal-American Israel Corp. Class A (a)	2,200	4,466
	Apollo Investment Corp.	24,376	232,790
	Ares Capital Corp.	14,578	160,650
	Calamos Asset Management, Inc. Class A	2,900	37,874
	Capital Southwest Corp.	400	30,700
	Cohen & Steers, Inc.	2,700	64,800
	Diamond Hill Investments Group	300	17,391
	Epoch Holding Corp.	1,700	14,773
	Fifth Street Finance Corp.	3,900	42,627
	GAMCO Investors, Inc. Class A	1,100	50,270
	Harris & Harris Group, Inc. (a)	4,000	25,000
	JMP Group, Inc.	2,400	23,184
	Kohlberg Capital Corp.	2,700	16,281
	MCG Capital Corp. (a)	10,800	45,252
	MVC Capital, Inc.	3,200	28,096
	NGP Capital Resources Co.	3,200	23,232
	National Financial Partners Corp.	6,200	54,064
	Oppenheimer Holdings, Inc.	1,600	38,960
	Pzena Investment Management, Inc. Class A	700	5,719
	Resource America, Inc. Class A	1,900	9,139
	TICC Capital Corp.	4,000	20,160
	Teton Advisors, Inc. (a)	20	32
	U.S. Global Investors, Inc.	1,900	23,427
	Virtus Investment Partners, Inc. (a)	955	14,908
	Westwood Holdings Group, Inc.	800	27,760

			1,233,122
Auto Parts - 0.5%	ATC Technology Corp. (a)	3,000	59,280
	American Axle & Manufacturing Holdings, Inc.	6,000	42,480

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2009 (Unaudited)		(Percentages shown are based on Net Assets)
Industry	Common Stocks	Shares Held	Value
	Amerigon, Inc. (a)	3,100	$22,754
	ArvinMeritor, Inc.	11,100	86,802
	China Automotive Systems. Inc. (a)	1,000	9,270
	Dana Holding Corp. (a)	14,900	101,469
	Dorman Products, Inc. (a)	1,600	24,032
	Exide Technologies (a)	7,300	58,181
	Fuel Systems Solutions, Inc. (a)	2,000	71,980
	Standard Motor Products, Inc.	2,300	34,960
	Stoneridge, Inc. (a)	2,200	15,576
	Superior Industries International, Inc.	3,500	49,700
	Tenneco, Inc. (a)	7,100	92,584
	U.S. Auto Parts Network, Inc. (a)	2,100	11,445
	Wonder Auto Technology, Inc. (a)	2,200	26,400

			706,913
Auto Services - 0.1%	Cooper Tire & Rubber Co.	8,800	154,704
	Titan International, Inc.	4,950	44,055

			198,759
Banks: Diversified - 5.7%	1st Source Corp.	2,300	37,490
	Alliance Financial Corp.	600	16,230
	American National Bankshares, Inc.	900	19,638
	Ameris Bancorp	2,116	15,130
	Ames National Corp.	1,000	23,760
	Arrow Financial Corp.	1,442	39,352
	Auburn National Bancorporation	500	12,200
	Bancfirst Corp.	900	33,237
	Banco Latinoamericana De Comercio Exterior SA	4,100	58,302
	The Bancorp, Inc. (a)	2,400	13,728
	Bancorp Rhode Island, Inc.	500	12,490
	Bank of Kentucky Financial Corp.	600	12,696
	Bank of Marin Bancorp	800	25,008
	Bank of the Ozarks, Inc.	1,900	50,407
	Banner Corp.	2,400	6,552
	Bar Harbor Bankshares	400	13,600
	Boston Private Financial Holdings, Inc.	10,100	65,751
	Bridge Bancorp, Inc.	1,100	26,763
	Bryn Mawr Bank Corp.	1,000	17,470
	CNB Financial Corporation	1,500	25,755
	CVB Financial Corp.	12,542	95,194
	California First National Bancorp	200	2,214
	Camden National Corp.	1,200	39,648
	Cape Bancorp, Inc. (a)	1,700	13,056
	Capital City Bank Group, Inc.	1,800	25,560
	Cardinal Financial Corp.	4,200	34,566
	Cathay General Bancorp	7,400	59,866
	Center Bancorp, Inc.	1,794	13,509
	Centerstate Banks, Inc.	2,300	18,147
	Central Pacific Financial Corp.	4,300	10,836
	Century Bancorp, Inc. Class A	500	10,850
	Chemical Financial Corp.	3,200	69,728
	Chicopee Bancorp, Inc. (a)	900	11,889

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2009 (Unaudited)		(Percentages shown are based on Net Assets)
Industry	Common Stocks	Shares Held	Value
	Citizens & Northern Corp.	1,300	$19,240
	Citizens Banking Corp. (a)	18,800	14,288
	Citizens Holding Co.	600	15,876
	City Holding Co.	2,400	71,544
	CoBiz Financial, Inc.	3,700	18,426
	Columbia Banking System, Inc.	4,000	66,200
	Community Bank System, Inc.	4,900	89,523
	Community Trust Bancorp, Inc.	2,400	62,808
	Danvers Bancorp, Inc.	2,200	29,898
	Eagle Bancorp, Inc. (a)	1,700	16,371
	East-West Bancorp, Inc.	13,700	113,710
	Enterprise Bancorp, Inc.	700	8,960
	Enterprise Financial Services Corp.	1,700	15,725
	F.N.B. Corp.	17,046	121,197
	Farmers Capital Bank Corp.	1,000	17,880
	Financial Institutions, Inc.	1,700	16,949
	First BanCorp, Puerto Rico	13,000	39,650
	First Bancorp, Inc.	1,300	24,180
	First Bancorp, North Carolina	2,100	37,905
	First Busey Corp.	3,900	18,330
	First Commonwealth Financial Corp.	12,700	72,136
	First Community Bancshares, Inc.	1,900	23,978
	First Financial Bancorp	7,200	86,760
	First Financial Bankshares, Inc.	3,100	153,326
	First Financial Corp.	1,900	58,216
	First Merchants Corp.	3,200	22,304
	First Midwest Bancorp, Inc.	7,300	82,271
	First South Bancorp, Inc.	1,250	14,375
	The First of Long Island Corp.	800	21,040
	FirstMerit Corp.	12,388	235,744
	German American Bancorp, Inc.	1,900	29,469
	Glacier Bancorp, Inc.	9,250	138,195
	Guaranty Bancorp (a)	8,200	12,136
	Hampton Roads Bankshares, Inc.	3,100	8,928
	Hancock Holding Co.	3,600	135,252
	Harleysville National Corp.	6,703	35,727
	Heartland Financial USA, Inc.	2,100	30,975
	Home Bancshares, Inc.	2,326	50,986
	IBERIABANK Corp.	3,100	141,236
	Independent Bank Corp./MA	3,200	70,816
	International Bancshares Corp.	7,826	127,642
	Investors Bancorp, Inc. (a)	7,400	78,514
	Lakeland Bancorp, Inc.	2,966	22,245
	Lakeland Financial Corp.	1,900	39,235
	MB Financial, Inc.	7,277	152,599
	MainSource Financial Group, Inc.	2,980	20,264
	Merchants Bancshares, Inc.	900	19,224
	Meridian Interstate Bancorp, Inc. (a)	1,500	12,750
	Metro Bancorp, Inc. (a)	700	8,519
	Midsouth Bancorp, Inc.	800	10,560

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2009 (Unaudited)		(Percentages shown are based on Net Assets)
Industry	Common Stocks	Shares Held	Value
	NASB Financial, Inc.	500	$12,980
	NBT Bancorp, Inc.	5,300	119,462
	Nara Bancorp, Inc.	3,500	24,325
	National Bankshares, Inc.	1,000	25,500
	National Penn Bancshares, Inc.	17,935	109,583
	Northesast Community Bancorp	800	5,904
	Northrim Bancorp Inc	1,100	16,775
	Norwood Financial Corp.	300	9,330
	Ohio Valley Banc Corp.	600	15,900
	Old National Bancorp	12,400	138,880
	Old Point Finl Corp	300	4,725
	Old Second Bancorp, Inc.	2,053	11,764
	Oriental Financial Group	3,600	45,720
	Orrstown Financial Service, Inc.	900	34,227
	PacWest Bancorp	3,629	69,132
	Pacific Capital Bancorp	5,700	8,208
	Pacific Continental Corp.	1,800	18,954
	Park National Corp.	1,700	99,178
	Peapack-Gladstone Financial Corp.	1,365	21,922
	Penns Woods Bancorp, Inc.	600	19,206
	Peoples Bancorp, Inc.	1,600	20,880
	Peoples Financial Corp.	500	9,440
	Pinnacle Financial Partners, Inc. (a)	4,800	61,008
	Porter Bancorp, Inc.	600	9,780
	Premierwest Bancorp	3,390	9,289
	PrivateBancorp, Inc.	5,200	127,192
	Prosperity Bancshares, Inc.	6,900	240,051
	Provident Financial Services, Inc.	9,000	92,610
	Renasant Corp.	3,250	48,263
	Republic Bancorp, Inc. Class A	1,411	28,164
	Republic First Bancorp, Inc. (a)	1,000	4,540
	Rockville Financial, Inc.	1,300	13,975
	Roma Financial Corp.	1,300	16,159
	S&T Bancorp, Inc.	3,700	47,952
	SCBT Financial Corp.	1,860	52,266
	SVB Financial Group (a)	4,900	212,023
	SY Bancorp, Inc.	1,685	38,907
	Sandy Spring Bancorp, Inc.	2,600	42,328
	Santander BanCorp (a)	613	5,977
	Shore Bancshares, Inc.	1,300	21,749
	Sierra Bancorp	1,100	13,211
	Signature Bank (a)	6,000	174,000
	Simmons First National Corp. Class A	2,100	60,501
	Smithtown Bancorp, Inc.	2,200	25,388
	The South Financial Group, Inc.	23,800	34,986
	Southside Bancshares, Inc.	1,964	44,229
	Southwest Bancorp, Inc.	2,200	30,888
	State Bancorp, Inc.	2,200	18,590
	StellarOne Corp.	3,600	53,100
	Sterling Bancorp	2,660	19,205

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	Sterling Bancshares, Inc.	12,300	$89,913
	Sterling Financial Corp.	7,760	15,520
	Suffolk Bancorp	1,500	44,415
	Sun Bancorp, Inc. (a)	2,134	11,268
	Susquehanna Bancshares, Inc.	12,874	75,828
	Texas Capital Bancshares, Inc. (a)	5,300	89,252
	Tompkins Trustco, Inc.	1,390	60,743
	Tower Bancorp, Inc.	600	15,762
	Towne Bank	3,300	42,075
	Trico Bancshares	2,100	34,440
	TrustCo Bank Corp. NY	11,400	71,250
	Trustmark Corp.	8,600	163,830
	UCBH Holdings, Inc.	17,900	14,320
	UMB Financial Corp.	4,800	194,112
	Umpqua Holdings Corp.	12,688	134,493
	Union Bankshares Corp.	2,250	28,013
	United Bankshares, Inc.	5,700	111,663
	United Community Banks, Inc. (a)	6,743	33,717
	United Security Bancshares	1,100	24,398
	Univest Corp. of Pennsylvania	2,200	47,674
	Washington Banking Co.	1,800	16,668
	Washington Trust Bancorp, Inc.	2,200	38,544
	Webster Financial Corp.	10,193	127,107
	WesBanco, Inc.	3,400	52,564
	West Bancorp., Inc.	2,600	12,896
	Westamerica Bancorp.	4,400	228,800
	Western Alliance Bancorp (a)	7,500	47,325
	Wilber Corp.	800	6,720
	Wilshire Bancorp, Inc.	2,900	21,286
	Wintrust Financial Corp.	3,500	97,860
	Yardkin Valley Financial Corp.	2,500	11,675

			8,017,161
Banks: Savings, Thrift & Mortgage Lending - 1.0%	Abington Bancorp, Inc.	3,300	25,542
	Astoria Financial Corp.	12,780	141,091
	Bank Mutual Corp.	7,000	61,880
	BankFinancial Corp.	3,100	29,698
	Beneficial Mutual Bancorp, Inc. (a)	5,000	45,650
	Berkshire Hills Bancorp, Inc.	2,100	46,074
	Brookline Bancorp, Inc.	8,800	85,536
	Brooklyn Federal Bancorp, Inc.	700	8,540
	Clifton Savings Bancorp, Inc.	1,300	12,740
	Dime Community Bancshares, Inc.	3,900	44,577
	Doral Financial Corp. (a)	800	2,960
	ESB Financial Corp.	1,400	18,746
	ESSA Bancorp, Inc.	2,300	30,383
	First Defiance Financial Corp.	1,200	17,892
	First Financial Holdings, Inc.	1,800	28,746
	First Financial Northwest, Inc.	2,700	15,714
	First Financial Service Corp.	600	8,082
	Flagstar Bancorp, Inc. (a)	10,500	10,815

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2009 (Unaudited)		(Percentages shown are based on Net Assets)
Industry	Common Stocks	Shares Held	Value
	Flushing Financial Corp.	3,900	$44,460
	Fox Chase Bancorp, Inc. (a)	800	8,016
	Great Southern Bancorp, Inc.	1,500	35,565
	Heritage Financial Corp.	1,100	14,465
	Heritage Financial Group	600	4,968
	Home Bancorp, Inc. (a)	1,600	19,472
	Home Federal Bancorp, Inc.	2,900	33,118
	K Fed Bancorp	900	8,118
	Kearny Financial Corp.	2,800	29,176
	Kentucky First Federal Banco	500	6,245
	Legacy Bancorp, Inc./MA	1,000	10,500
	NewAlliance Bancshares, Inc.	16,000	171,200
	Northfield Bancorp, Inc.	2,800	35,840
	Northwest Bancorp, Inc.	2,600	59,384
	OceanFirst Financial Corp.	1,600	18,560
	Ocwen Financial Corp. (a)	8,300	93,956
	Oritani Financial Corp.	1,400	19,096
	Provident New York Bancorp	5,000	47,750
	Prudential Bancorp, Inc. of Pennsylvania	500	5,020
	Territorial BanCorp., Inc. (a)	1,700	26,647
	United Financial Bancorp, Inc.	2,500	28,950
	ViewPoint Financial Group	1,600	22,464
	WSFS Financial Corp.	900	23,976
	Waterstone Financial, Inc. (a)	1,000	5,060
	Westfield Financial, Inc.	4,900	41,503

			1,448,175
Beverage: Brewers & Distillers - 0.0%	Boston Beer Co., Inc. Class A (a)	1,200	44,496
Beverage: Soft Drinks - 0.1%	Coca-Cola Bottling Co. Consolidated	600	29,058
	Diedrich Coffee Inc. (a)	400	9,620
	Farmer Bros. Co.	900	18,630
	Heckmann Corp. (a)	13,000	59,540
	National Beverage Corp. (a)	1,680	19,337
	Peet's Coffee & Tea, Inc. (a)	1,600	45,168

			181,353
Biotechnology - 3.9%	AMAG Pharmaceuticals, Inc. (a)	2,590	113,131
	ARYx Therapeutics, Inc. (a)	3,000	9,390
	AVI BioPharma, Inc. (a)	13,300	22,876
	Accelrys, Inc. (a)	4,100	23,780
	Acorda Therapeutics, Inc. (a)	5,800	135,024
	Affymax, Inc. (a)	2,000	47,780
	Albany Molecular Research, Inc. (a)	3,700	32,042
	Allos Therapeutics, Inc. (a)	9,300	67,425
	Alnylam Pharmaceuticals, Inc. (a)	5,600	127,008
	Amicus Therapeutics, Inc. (a)	2,200	19,250
	Arena Pharmaceuticals, Inc. (a)	13,600	60,792
	Ariad Pharmaceuticals, Inc. (a)	14,800	32,856
	Arqule, Inc. (a)	6,000	27,240
	Array Biopharma, Inc. (a)	7,400	17,612
	BioDelivery Sciences International Inc (a)	1,500	7,170
	BioMimetic Therapeutics, Inc. (a)	1,923	23,480

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2009 (Unaudited)		(Percentages shown are based on Net Assets)
Industry	Common Stocks	Shares Held	Value
	Biodel, Inc. (a)	2,700	$14,499
	Cardium Therapeutics, Inc. (a)	7,100	11,502
	Celera Corp. (a)	12,200	76,006
	Cell Therapeutics, Inc. (a)	79,900	97,478
	Celldex Therapeutics, Inc. (a)	1,400	7,686
	Cepheid, Inc. (a)	8,700	115,014
	Chelsea Therapeutics International, Inc. (a)	4,100	10,168
	Clinical Data, Inc. (a)	1,800	30,006
	Cornerstone Therapeutics, Inc. (a)	900	5,877
	Cubist Pharmaceuticals, Inc. (a)(b)	8,600	173,720
	Curis, Inc. (a)	9,400	21,996
	Cypress Bioscience, Inc. (a)	5,700	46,398
	Cytokinetics, Inc. (a)	5,700	30,153
	Cytori Therapeutics, Inc. (a)	4,000	15,800
	Discovery Laboratories, Inc. (a)	17,700	24,072
	Dyax Corp. (a)	9,500	34,105
	Emergent Biosolutions, Inc. (a)	2,400	42,384
	Enzo Biochem, Inc. (a)	4,900	34,692
	Enzon Pharmaceuticals, Inc. (a)	6,800	56,100
	Exelixis, Inc. (a)	15,900	101,442
	Facet Biotech Corp. (a)	3,680	63,627
	GTx, Inc. (a)	2,800	35,840
	Genomic Health, Inc. (a)	2,100	45,906
	Geron Corp. (a)	13,300	87,248
	Halozyme Therapeutics, Inc. (a)	10,000	71,100
	Harvard Bioscience, Inc. (a)	3,500	13,265
	Hemispherx Biopharma, Inc. (a)	17,500	35,000
	Human Genome Sciences, Inc. (a)	24,300	457,326
	Idenix Pharmaceuticals, Inc. (a)	3,900	12,051
	Idera Pharmaceuticals, Inc. (a)	3,400	25,194
	ImmunoGen, Inc. (a)	8,000	64,880
	Immunomedics, Inc. (a)	9,800	54,096
	Incyte Corp. (a)	11,100	74,925
	Insmed, Inc. (a)	18,600	15,085
	InterMune, Inc. (a)	5,700	90,801
	Kensey Nash Corp. (a)	1,200	34,740
	Lexicon Genetics, Inc. (a)	12,600	26,838
	Life Sciences Research, Inc. (a)	1,300	10,348
	Ligand Pharmaceuticals, Inc. Class B (a)	16,900	39,039
	MannKind Corp. (a)	8,400	82,740
	Martek Biosciences Corp. (a)	5,000	112,950
	Maxygen, Inc. (a)	3,700	24,753
	Medivation, Inc. (a)	4,400	119,416
	Metabolix, Inc. (a)	2,900	29,812
	Micromet, Inc. (a)	8,200	54,612
	Molecular Insight Pharmaceuticals, Inc. (a)	2,700	14,931
	Momenta Pharmaceuticals, Inc. (a)	5,300	56,233
	Myriad Pharmaceuticals, Inc. (a)	3,525	20,657
	NPS Pharmaceuticals, Inc. (a)	7,400	29,748
	Nabi Biopharmaceuticals (a)	8,000	28,720

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	Nanosphere, Inc. (a)	1,600	$11,456
	Nektar Therapeutics (a)	13,800	134,412
	Neurocrine Biosciences, Inc. (a)	5,800	17,690
	Neurogesx, Inc. (a)	1,700	13,600
	Novavax, Inc. (a)	8,900	35,244
	OncoGenex Pharmaceutical, Inc. (a)	600	21,600
	Onyx Pharmaceuticals, Inc. (a)	9,220	276,323
	Opko Health, Inc. (a)	6,800	15,504
	Orexigen Therapeutics, Inc. (a)	3,600	35,460
	Osiris Therapeutics, Inc. (a)	2,500	16,650
	OxiGene, Inc. (a)	3,700	5,254
	PDL BioPharma, Inc.	17,700	139,476
	Pharmasset, Inc. (a)	3,100	65,534
	Poniard Pharmaceuticals, Inc. (a)	4,000	29,920
	Progenics Pharmaceuticals, Inc. (a)	4,200	22,008
	Protalix BioTherapeutics, Inc. (a)	5,660	46,752
	RTI Biologics, Inc. (a)	8,200	35,670
	Regeneron Pharmaceuticals, Inc. (a)	9,400	181,420
	Repligen Corp. (a)	4,600	23,046
	Repros Therapeutics, Inc. (a)	1,300	1,170
	Rigel Pharmaceuticals, Inc. (a)	6,800	55,760
	Sangamo Biosciences, Inc. (a)	6,100	50,081
	Savient Pharmaceuticals, Inc. (a)	9,104	138,381
	Seattle Genetics, Inc. (a)	12,400	173,972
	Sequenom, Inc. (a)	8,600	27,778
	StemCells, Inc. (a)	15,400	25,102
	Sucampo Pharmaceuticals, Inc. Class A (a)	1,700	9,911
	Synta Pharmaceuticals Corp. (a)	2,400	7,440
	Theravance, Inc. (a)	8,300	121,512
	Vanda Pharmaceuticals, Inc. (a)	4,000	46,560
	ViroPharma, Inc. (a)	11,600	111,592
	ZymoGenetics, Inc. (a)	5,600	33,824

			5,477,937
Building Materials - 0.9%	Acuity Brands, Inc.	6,400	206,144
	Ameron International Corp.	1,400	97,972
	BlueLinx Holdings, Inc. (a)	2,400	9,624
	Builders FirstSource, Inc. (a)	2,300	10,028
	Gibraltar Industries, Inc.	4,200	55,734
	Griffon Corp. (a)	6,574	66,200
	Headwaters, Inc. (a)	6,700	25,929
	LSI Industries, Inc.	2,900	19,285
	Louisiana-Pacific Corp. (a)	15,500	103,385
	NCI Building Systems, Inc. (a)	2,900	9,280
	Orion Energy Systems, Inc. (a)	3,300	10,329
	Quanex Building Products Corp.	5,600	80,416
	Simpson Manufacturing Co., Inc.	5,708	144,184
	Texas Industries, Inc.	3,490	146,545
	Trex Co., Inc. (a)	2,300	41,860
	Watsco, Inc.	4,000	215,640

			1,242,555

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2009 (Unaudited)		(Percentages shown are based on Net Assets)
Industry	Common Stocks	Shares Held	Value
Building: Climate Control - 0.1%	Aaon, Inc.	1,600	$32,128
	Comfort Systems USA, Inc.	5,800	67,222
	Interline Brands, Inc. (a)	5,000	84,250

			183,600
Building: Roofing, Wallboard & Plumbing - 0.1%	Beacon Roofing Supply, Inc. (a)	6,700	107,066
Cable Television Services - 0.1%	Knology, Inc. (a)	4,300	41,925
	Mediacom Communications Corp. Class A (a)	5,900	33,984

			75,909
Casinos & Gambling - 0.5%	Ameristar Casinos, Inc.	3,800	59,964
	Bally Technologies, Inc. (a)	8,100	310,797
	Dover Downs Gaming & Entertainment, Inc.	2,150	12,255
	Isle of Capri Casinos, Inc. (a)	2,300	27,117
	Lakes Entertainment, Inc. (a)	3,500	11,760
	Monarch Casino & Resort, Inc. (a)	1,400	15,064
	Multimedia Games, Inc. (a)	4,000	20,480
	Pinnacle Entertainment, Inc. (a)	8,940	91,099
	Shuffle Master, Inc. (a)	8,000	75,360
	Youbet.com, Inc. (a)	4,300	9,030

			632,926
Cement - 0.0%	U.S. Concrete, Inc. (a)	5,200	8,996
Chemicals: Diversified - 1.7%	Aceto Corp.	3,700	24,420
	American Vanguard Corp.	2,900	24,099
	Arch Chemicals, Inc.	3,700	110,963
	Balchem Corp.	2,900	76,270
	Calgon Carbon Corp. (a)	8,100	120,123
	Hawkins, Inc.	1,100	25,696
	ICO, Inc. (a)	4,100	19,147
	Innophos Holdings, Inc.	2,600	48,100
	Innospec, Inc.	3,700	54,575
	LSB Industries, Inc. (a)	2,600	40,482
	Landec Corp. (a)	3,900	24,960
	NewMarket Corp.	1,500	139,560
	OM Group, Inc. (a)	4,600	139,794
	Olin Corp.	11,700	204,048
	Omnova Solutions, Inc. (a)	6,200	40,176
	PolyOne Corp. (a)	13,800	92,046
	Polypore International, Inc. (a)	3,400	43,894
	Quaker Chemical Corp.	1,600	35,088
	Rockwood Holdings, Inc. (a)	7,400	152,218
	Schulman A, Inc.	3,500	69,755
	Sensient Technologies Corp.	7,300	202,721
	ShengdaTech, Inc. (a)	4,400	27,984
	Solutia, Inc. (a)	17,400	201,492
	Stepan Co.	1,100	66,088
	W.R. Grace & Co. (a)(b)	10,800	234,792
	Westlake Chemical Corp.	3,000	77,100
	Zep, Inc.	3,350	54,438

			2,350,029

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
Coal - 0.2%	International Coal Group, Inc. (a)	13,600	$54,808
	James River Coal Co. (a)	4,100	78,351
	Patriot Coal Corp. (a)	10,900	128,184
	Westmoreland Coal Co. (a)	1,600	13,008

			274,351
Commercial Finance & Mortgage Companies - 0.1%	Financial Federal Corp.	4,000	98,720
	Medallion Financial Corp.	2,300	19,228
	NewStar Financial, Inc. (a)	3,400	11,186

			129,134
Commercial Services - 3.0%	ABM Industries, Inc.	7,100	149,384
	AMN Healthcare Services, Inc. (a)	4,900	46,599
	APAC Customer Services, Inc. (a)	3,800	22,458
	Administaff, Inc.	3,200	84,064
	The Advisory Board Co. (a)	2,300	57,822
	Barrett Business Services, Inc.	1,100	11,638
	CBIZ, Inc. (a)	6,900	51,474
	CDI Corp.	1,800	25,290
	COMSYS IT Partners, Inc. (a)	2,300	14,720
	CRA International, Inc. (a)	1,500	40,935
	CoStar Group, Inc. (a)	3,000	123,660
	Compass Diversified Holdings	3,600	37,692
	Cornell Cos., Inc. (a)	1,700	38,148
	Corporate Executive Board Co.	5,000	124,500
	Cross Country Healthcare, Inc. (a)	4,600	42,826
	Diamond Management & Technology
	Consultants, Inc.	3,400	23,290
	Dice Holdings, Inc. (a)	2,300	15,088
	DynCorp. International, Inc. (a)	3,700	66,600
	ExlService Holdings, Inc. (a)	2,200	32,692
	Exponent, Inc. (a)	2,000	56,340
	First Advantage Corp. Class A (a)	1,600	29,680
	Forrester Research, Inc. (a)	2,300	61,272
	G&K Services, Inc. Class A	2,800	62,048
	GP Strategies Corp. (a)	2,300	17,227
	The Geo Group, Inc. (a)	7,600	153,292
	Global Sources Ltd. (a)	2,477	17,017
	Health Grades, Inc. (a)	3,600	17,820
	Healthcare Services Group, Inc.	6,500	119,340
	Heidrick & Struggles International, Inc.	2,500	58,150
	Huron Consulting Group, Inc. (a)	3,100	80,073
	ICF International, Inc. (a)	1,320	40,022
	ICT Group, Inc. (a)	1,300	13,650
	Innodata Corp. (a)	3,100	24,645
	inVentiv Health, Inc. (a)	5,200	86,996
	Kelly Services, Inc. Class A	4,100	50,430
	Kforce, Inc. (a)	4,600	55,292
	Korn/Ferry International (a)	6,700	97,753
	Liquidity Services, Inc. (a)	2,300	23,736
	LoopNet, Inc. (a)	2,900	26,216
	MAXIMUS, Inc.	2,600	121,160

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2009 (Unaudited)		(Percentages shown are based on Net Assets)
Industry	Common Stocks	Shares Held	Value
	MPS Group, Inc. (a)	13,800	$145,176
	Mac-Gray Corp. (a)	1,700	18,326
	Navigant Consulting, Inc. (a)	7,500	101,250
	On Assignment, Inc. (a)	5,300	31,005
	PHH Corp. (a)	8,100	160,704
	Primoris Services Corp.	1,100	7,931
	Resources Connection, Inc. (a)	6,700	114,302
	Rollins, Inc.	6,900	130,065
	SYKES Enterprises, Inc. (a)	5,200	108,264
	Schawk, Inc.	2,300	26,841
	Spherion Corp. (a)	7,700	47,817
	Standard Parking Corp. (a)	1,100	19,239
	Startek, Inc. (a)	1,800	15,624
	TeleTech Holdings, Inc. (a)	4,900	83,594
	Tetra Tech, Inc. (a)	9,000	238,770
	TrueBlue, Inc. (a)	6,600	92,862
	Unifirst Corp.	2,100	93,345
	Viad Corp.	3,100	61,721
	Volt Information Sciences, Inc. (a)	1,850	22,607
	Watson Wyatt Worldwide, Inc.	6,400	278,784
	World Fuel Services Corp.	4,400	211,508

			4,230,774
Commercial Services: Rental & Leasing - 0.4%	Aircastle Ltd.	7,300	70,591
	CAI International, Inc. (a)	1,400	10,318
	Electro Rent Corp.	2,800	32,256
	H&E Equipment Services, Inc. (a)	4,500	50,985
	McGrath RentCorp	3,700	78,699
	Mobile Mini, Inc. (a)	5,300	92,008
	RSC Holdings, Inc. (a)	7,300	53,071
	TAL International Group, Inc.	2,200	31,284
	United Rentals, Inc. (a)	9,000	92,700
	Willis Lease Finance Corp. (a)	600	8,202

			520,114
Commercial Vehicles & Parts - 0.1%	Force Protection, Inc. (a)	10,500	57,120
	Miller Industries, Inc. (a)	1,500	16,500
	Modine Manufacturing Co.	5,100	47,277
	Spartan Motors, Inc.	4,900	25,186

			146,083
Communications Technology - 3.0%	3Com Corp. (a)	58,000	303,340
	AboveNet, Inc. (a)	1,800	87,768
	Acme Packet, Inc. (a)	6,000	60,060
	Adtran, Inc.	8,200	201,310
	Airvana, Inc. (a)	3,700	25,049
	Anaren, Inc. (a)	1,900	32,300
	Anixter International, Inc. (a)(b)	4,500	180,495
	Aruba Networks, Inc. (a)	9,100	80,444
	Avocent Corp. (a)	6,580	133,377
	Bel Fuse, Inc.	1,500	28,545
	BigBand Networks, Inc. (a)	5,100	20,451
	Black Box Corp.	2,600	65,234

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	Comtech Telecommunications Corp. (a)	4,200	$139,524
	Digi International, Inc. (a)	3,700	31,524
	DigitalGlobe, Inc. (a)	2,200	49,214
	EMS Technologies, Inc. (a)	2,300	47,886
	Echelon Corp. (a)	4,900	63,063
	Emulex Corp. (a)	12,400	127,596
	Extreme Networks, Inc. (a)	13,900	38,920
	GSI Technology, Inc. (a)	2,500	9,975
	GeoEye, Inc. (a)	2,800	75,040
	Globecomm Systems, Inc. (a)	3,100	22,537
	Harmonic, Inc. (a)	14,300	95,524
	Harris Stratex Networks, Inc. Class A (a)	8,600	60,200
	Hughes Communications, Inc. (a)	1,300	39,442
	Infinera Corp. (a)	12,600	100,170
	InterDigital, Inc. (a)	6,500	150,540
	Ixia (a)	4,500	30,870
	KVH Industries, Inc. (a)	2,000	19,980
	Loral Space & Communications Ltd. (a)	1,700	46,716
	NETGEAR, Inc. (a)	5,100	93,585
	Network Equipment Technologies, Inc. (a)	4,300	31,089
	Novatel Wireless, Inc. (a)	4,600	52,256
	Oplink Communications, Inc. (a)	3,028	43,967
	PC-Tel, Inc. (a)	2,800	17,500
	Plantronics, Inc.	7,300	195,713
	Polycom, Inc. (a)	12,500	334,375
	Power-One, Inc. (a)	11,400	22,230
	Riverbed Technology, Inc. (a)	8,200	180,072
	SeaChange International, Inc. (a)	4,700	35,250
	Shoretel, Inc. (a)	6,600	51,546
	Sonus Networks, Inc. (a)	32,300	68,476
	Starent Networks Corp. (a)	5,900	149,978
	Switch and Data Facilities Co., Inc. (a)	3,100	42,191
	Sycamore Networks, Inc. (a)	30,900	93,318
	Syniverse Holdings, Inc. (a)	10,200	178,500
	Tekelec (a)	10,000	164,300
	Viasat, Inc. (a)	3,900	103,662

			4,225,102
Computer Services Software & Systems - 6.9%	3PAR, Inc. (a)	4,100	45,223
	ACI Worldwide, Inc. (a)	5,200	78,676
	AMICAS, Inc. (a)	5,300	19,080
	ActivIdentity Corp. (a)	6,600	18,282
	Actuate Corp. (a)	6,800	39,304
	Acxiom Corp.	10,200	96,492
	American Reprographics Co. (a)	5,700	54,264
	American Software Class A	3,300	21,549
	ArcSight, Inc. (a)	2,800	67,396
	Ariba, Inc. (a)	13,100	151,960
	Art Technology Group, Inc. (a)	18,900	72,954
	AsiaInfo Holdings, Inc. (a)	4,400	87,868
	Avid Technology, Inc. (a)	4,600	64,814

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2009 (Unaudited)		(Percentages shown are based on Net Assets)
Industry	Common Stocks	Shares Held	Value
	Blackbaud, Inc.	6,600	$153,120
	Blackboard, Inc. (a)	4,700	177,566
	Blue Coat Systems, Inc. (a)	5,900	133,281
	Bottomline Technologies, Inc. (a)	3,800	49,020
	CACI International, Inc. Class A (a)	4,500	212,715
	CSG Systems International, Inc. (a)	5,300	84,853
	Callidus Software, Inc. (a)	4,500	13,545
	China Information Security Technology, Inc. (a)	4,000	22,160
	China Transinfo Technology (a)	1,800	17,028
	Chordiant Software, Inc. (a)	4,560	17,738
	Ciber, Inc. (a)	10,280	41,120
	ComScore, Inc. (a)	3,200	57,632
	CommVault Systems, Inc. (a)	6,200	128,650
	Compellent Technologies, Inc. (a)	2,500	45,125
	Computer Task Group, Inc. (a)	2,200	17,842
	Concur Technologies, Inc. (a)	6,000	238,560
	DealerTrack Holdings, Inc. (a)	5,600	105,896
	Delrek, Inc. (a)	2,233	17,172
	DemandTec, Inc. (a)	3,300	29,139
	Digital River, Inc. (a)	5,700	229,824
	DivX, Inc. (a)	5,400	29,484
	Double-Take Software, Inc. (a)	2,600	26,494
	eLoyalty Corp. (a)	1,300	10,413
	ePlus, Inc. (a)	500	7,775
	EPIQ Systems, Inc. (a)	4,800	69,600
	EarthLink, Inc.	15,600	131,196
	Ebix, Inc. (a)	1,000	55,360
	Epicor Software Corp. (a)	7,000	44,590
	FalconStor Software, Inc. (a)	5,400	26,838
	GSE Systems, Inc. (a)	2,800	17,416
	GSI Commerce, Inc. (a)	4,000	77,240
	Gartner, Inc. Class A (a)	9,200	168,084
	The Hackett Group, Inc. (a)	5,800	16,820
	i2 Technologies, Inc. (a)	2,300	36,892
	iGate Corp.	3,300	28,314
	infoGROUP, Inc.	5,000	35,050
	Imergent, Inc.	1,500	11,820
	Informatica Corp. (a)	13,000	293,540
	Infospace, Inc. (a)	5,200	40,248
	Integral Systems, Inc. (a)	1,942	13,400
	Interactive Intelligence, Inc. (a)	1,900	36,309
	Internap Network Services Corp. (a)	7,910	25,391
	Internet Brands, Inc. Class A (a)	4,100	32,718
	Internet Capital Group, Inc. (a)	5,500	45,980
	JDA Software Group, Inc. (a)	4,000	87,760
	Kenexa Corp. (a)	3,500	47,180
	Keynote Systems, Inc. (a)	1,800	16,974
	Lawson Software, Inc. (a)	21,300	132,912
	Limelight Networks, Inc. (a)	4,317	17,527
	Lionbridge Technologies, Inc. (a)	10,100	26,260

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2009 (Unaudited)		(Percentages shown are based on Net Assets)
Industry	Common Stocks	Shares Held	Value
	LivePerson, Inc. (a)	7,000	$35,280
	LogMeIn, Inc. (a)	1,000	18,305
	MSC.Software Corp. (a)	6,300	52,983
	Manhattan Associates, Inc. (a)	3,400	68,680
	Mantech International Corp. Class A (a)	3,300	155,628
	Mentor Graphics Corp. (a)	14,100	131,271
	Mercury Computer Systems, Inc. (a)	3,500	34,510
	MicroStrategy, Inc. Class A (a)	1,300	93,002
	Moduslink Global Solutions, Inc. (a)	6,800	55,012
	Monotype Imaging Holdings, Inc. (a)	3,700	31,117
	NCI, Inc. Class A (a)	1,000	28,660
	NIC, Inc.	7,500	66,675
	Ness Technologies, Inc. (a)	5,800	45,762
	NetScout Systems, Inc. (a)	3,600	48,636
	NetSuite, Inc. (a)	2,800	42,840
	Omniture, Inc. (a)	10,313	221,111
	OpenTV Corp. (a)	12,300	16,974
	OpenTable, Inc. (a)	400	11,024
	Openwave Systems, Inc. (a)	13,800	35,880
	Opnet Technologies, Inc.	2,000	21,860
	PAR Technology Corp. (a)	1,600	10,208
	PROS Holdings, Inc. (a)	3,200	26,944
	Parametric Technology Corp. (a)	17,320	239,362
	Pegasystems, Inc.	2,200	75,966
	Perficient, Inc. (a)	4,500	37,215
	Perot Systems Corp. Class A (a)	13,300	395,010
	Pervasive Software Inc. (a)	2,200	10,890
	Phoenix Technologies Ltd. (a)	4,400	16,060
	Progress Software Corp. (a)	6,000	135,900
	QAD, Inc.	1,800	8,190
	Quest Software, Inc. (a)	9,000	151,650
	Rackspace Hosting, Inc. (a)	9,900	168,894
	Radiant Systems, Inc. (a)	4,200	45,108
	RealNetworks, Inc. (a)	12,400	46,128
	RightNow Technologies, Inc. (a)	3,300	47,652
	SAVVIS, Inc. (a)	5,650	89,157
	SPSS, Inc. (a)	2,700	134,865
	SRA International, Inc. Class A (a)	6,200	133,858
	SYNNEX Corp. (a)	2,900	88,392
	Saba Software, Inc. (a)	3,700	15,577
	Sapient Corp. (a)	12,600	101,304
	Smith Micro Software, Inc. (a)	4,200	51,912
	SolarWinds, Inc. (a)	1,800	39,654
	Solera Holdings, Inc.	10,400	323,544
	SonicWALL, Inc. (a)	8,000	67,200
	Sourcefire, Inc. (a)	3,300	70,851
	Stanley, Inc. (a)	1,700	43,724
	SuccessFactors, Inc. (a)	5,900	83,013
	Support.com Inc. (a)	6,800	16,320
	Synchronoss Technologies, Inc. (a)	3,100	38,657

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2009 (Unaudited)		(Percentages shown are based on Net Assets)
Industry	Common Stocks	Shares Held	Value
	Syntel, Inc.	1,900	$90,687
	TIBCO Software, Inc. (a)	26,300	249,587
	TNS, Inc. (a)	3,800	104,120
	Taleo Corp. Class A (a)	4,700	106,408
	TechTarget, Inc. (a)	1,800	10,260
	TeleCommunication Systems, Inc. Class A (a)	5,700	47,652
	Terremark Worldwide, Inc. (a)	8,400	52,248
	Tier Technologies, Inc. Class B (a)	2,600	22,048
	Tyler Technologies, Inc. (a)	4,700	80,323
	Ultimate Software Group, Inc. (a)	3,600	103,392
	Unica Corp. (a)	1,800	13,716
	Unisys Corp. (a)	55,400	147,918
	United Online, Inc.	12,544	100,854
	VASCO Data Security International, Inc. (a)	4,200	31,122
	VeriFone Holdings, Inc. (a)	10,800	171,612
	Virtusa Corp. (a)	1,900	18,031
	Web.Com Group, Inc. (a)	3,900	27,651
	Websense, Inc. (a)	6,600	110,880
	Zix Corp. (a)	9,100	20,020

			9,656,377
Computer Technology - 0.9%	Adaptec, Inc. (a)	18,200	60,788
	Cray, Inc. (a)	5,000	41,650
	Dynamics Research Corp. (a)	1,200	15,624
	Imation Corp.	4,400	40,788
	Immersion Corp. (a)	4,100	17,548
	Intermec, Inc. (a)	9,300	131,130
	Isilon Systems, Inc. (a)	4,000	24,400
	Netezza Corp. (a)	7,100	79,804
	Palm, Inc. (a)	24,500	427,035
	Quantum Corp. (a)	31,900	40,194
	Radisys Corp. (a)	3,700	32,153
	Rimage Corp. (a)	1,400	23,926
	STEC, Inc. (a)	3,700	108,743
	Safeguard Scientifics, Inc. (a)	3,050	33,459
	Silicon Graphics International Corp. (a)	4,500	30,195
	Stratasys, Inc. (a)	3,000	51,480
	Super Micro Computer, Inc. (a)	3,600	30,456
	Synaptics, Inc. (a)	5,150	129,780

			1,319,153
Construction - 0.6%	EMCOR Group, Inc. (a)	9,800	248,136
	Granite Construction, Inc.	5,100	157,794
	Great Lakes Dredge & Dock Corp.	6,000	41,880
	Insituform Technologies, Inc. Class A (a)	5,800	111,012
	Orion Marine Group, Inc. (a)	3,900	80,106
	Sterling Construction Co., Inc. (a)	2,000	35,820
	Tutor Perini Corp. (a)	3,900	83,070

			757,818
Consumer Electronics - 0.2%	Audiovox Corp. Class A (a)	2,700	18,495
	Ipass, Inc.	9,000	12,420
	TiVo, Inc. (a)	15,631	161,937

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2009 (Unaudited)		(Percentages shown are based on Net Assets)
Industry	Common Stocks	Shares Held	Value
	Universal Electronics, Inc. (a)	2,000	$40,840

			233,692
Consumer Lending - 0.5%	Advance America, Cash Advance Centers, Inc.	6,600	36,960
	Asset Acceptance Capital Corp. (a)	2,200	15,950
	Cash America International, Inc.	4,400	132,704
	Credit Acceptance Corp. (a)	878	28,263
	Dollar Financial Corp. (a)	3,600	57,672
	Encore Capital Group, Inc. (a)	2,100	28,245
	First Cash Financial Services, Inc. (a)	3,433	58,807
	The First Marblehead Corp. (a)	9,700	21,340
	MGIC Investment Corp.	18,700	138,567
	MoneyGram International, Inc. (a)	12,900	40,506
	Nelnet, Inc. Class A (a)	2,900	36,076
	Portfolio Recovery Associates, Inc. (a)	2,300	104,259
	QC Holdings, Inc.	300	2,025
	Tree.com, Inc. (a)	900	6,795
	World Acceptance Corp. (a)	2,400	60,504

			768,673
Consumer Services: Miscellaneous - 0.6%	Coinstar, Inc. (a)	4,525	149,235
	Core-Mark Holdings Co., Inc. (a)	1,500	42,900
	Jackson Hewitt Tax Service, Inc.	4,300	21,930
	The Knot, Inc. (a)	4,600	50,232
	Mercadolibre, Inc. (a)	3,900	149,994
	Move, Inc. (a)	24,500	66,150
	Nutri/System, Inc.	4,600	70,196
	Pre-Paid Legal Services, Inc. (a)	1,100	55,880
	Sotheby’s Holdings, Inc. Class A	10,000	172,300
	Steiner Leisure Ltd. (a)	2,200	78,672

			857,489
Containers & Packaging - 0.5%	AEP Industries, Inc. (a)	800	31,920
	Bway Holding Co. (a)	1,200	22,212
	Graphic Packaging Holding Co. (a)	16,600	38,346
	Myers Industries, Inc.	5,200	56,004
	Rock-Tenn Co. Class A	5,700	268,527
	Silgan Holdings, Inc.	4,000	210,920

			627,929
Cosmetics - 0.1%	Bare Escentuals, Inc. (a)	9,895	117,652
	Elizabeth Arden, Inc. (a)	3,600	42,372
	Inter Parfums, Inc.	2,050	25,031
	Revlon, Inc., Class A (a)	2,800	13,608

			198,663
Diversified Financial Services - 0.5%	American Physicians Service Group, Inc.	900	20,727
	Broadpoint Gleacher Securities, Inc. (a)	7,451	62,141
	Cheviot Financial Corp.	300	2,481
	Duff & Phelps Corp.	2,400	45,984
	Evercore Partners, Inc. Class A	1,600	46,752
	FBR Capital Markets Corp. (a)	2,300	13,639
	FCStone Group, Inc. (a)	4,750	22,895
	First California Financial Group (a)	1,100	5,280
	Main Street Capital Corp.	1,100	15,653

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2009 (Unaudited)		(Percentages shown are based on Net Assets)
Industry	Common Stocks	Shares Held	Value
	Piper Jaffray Cos. (a)	2,900	$138,388
	Rewards Network, Inc. (a)	900	12,303
	Sanders Morris Harris Group, Inc.	3,000	17,730
	Stifel Financial Corp. (a)	4,352	238,925
	Thomas Weisel Partners Group, Inc. (a)	3,121	16,666
	Triangle Capital Corp.	1,000	12,340

			671,904
Diversified Manufacturing Operations - 0.2%	A.M. Castle & Co.	2,500	24,850
	Barnes Group, Inc.	7,000	119,630
	Federal Signal Corp.	7,600	54,644
	Raven Industries, Inc.	2,500	66,825
	Standex International Corp.	1,900	37,677
	Trimas Corp. (a)	2,000	10,200

			313,826
Diversified Materials & Processing - 1.0%	Belden, Inc.	7,000	161,700
	Brady Corp.	7,200	206,784
	Cabot Microelectronics Corp. (a)	3,500	122,010
	Clarcor, Inc.	7,600	238,336
	Encore Wire Corp.	2,700	60,318
	Fushi Copperweld, Inc. (a)	2,300	19,458
	GenTek, Inc. (a)	1,400	53,256
	Hexcel Corp. (a)	14,400	164,736
	Insteel Industries, Inc.	2,700	32,265
	Koppers Holdings, Inc.	3,100	91,915
	NL Industries, Inc.	1,200	8,040
	Rogers Corp. (a)	2,300	68,931
	Symyx Technologies, Inc. (a)	5,300	35,086
	Tredegar Corp.	4,400	63,800
	Uranium Energy Corp. (a)	7,900	23,305
	Zapata Corp. (a)	1,200	8,352

			1,358,292
Diversified Media - 0.1%	Belo Corp. Class A	13,400	72,494
	EW Scripps Co.	4,800	36,000
	Playboy Enterprises, Inc. Class B (a)	3,200	9,664

			118,158
Diversified Retail - 4.0%	1-800-FLOWERS.COM, Inc. Class A (a)	4,100	14,145
	99 Cents Only Stores (a)	7,000	94,150
	America’s Car Mart, Inc. (a)	1,400	33,530
	AnnTaylor Stores Corp. (a)	8,752	139,069
	Asbury Automotive Group, Inc.	4,800	60,864
	bebe Stores, Inc.	3,400	25,024
	Big 5 Sporting Goods Corp.	3,400	51,340
	Blue Nile, Inc. (a)	1,900	118,028
	Books-A-Million, Inc.	900	10,836
	Borders Group, Inc. (a)	7,100	22,081
	Brown Shoe Co., Inc.	6,225	49,925
	The Buckle, Inc.	3,700	126,318
	Build-A-Bear Workshop, Inc. (a)	2,500	12,175
	Cabela’s, Inc. Class A (a)	6,000	80,040
	The Cato Corp. Class A	4,100	83,189

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2009 (Unaudited)		(Percentages shown are based on Net Assets)
Industry	Common Stocks	Shares Held	Value
	Central Garden & Pet Co. Class A (a)	9,769	$106,775
	Charming Shoppes, Inc. (a)	17,300	84,943
	The Children’s Place Retail Stores, Inc. (a)	3,300	98,868
	Christopher & Banks Corp.	5,400	36,558
	Citi Trends, Inc. (a)	2,200	62,634
	Coldwater Creek, Inc. (a)	8,500	69,700
	Collective Brands, Inc. (a)	9,600	166,368
	Conn’s, Inc. (a)	1,500	16,935
	DSW, Inc. Class A (a)	1,800	28,746
	Destination Maternity Corp. (a)	900	16,317
	Dillard’s, Inc. Class A	7,700	108,570
	Dress Barn, Inc. (a)	7,000	125,510
	drugstore.com, Inc. (a)	13,400	32,562
	Ezcorp, Inc. (a)	6,800	92,888
	The Finish Line, Inc. Class A	6,355	64,567
	Fred’s, Inc.	6,000	76,380
	Gaiam, Inc. (a)	2,500	17,450
	Gander Mountain Co. (a)	1,100	5,654
	Genesco, Inc. (a)	3,200	77,024
	Group 1 Automotive, Inc.	3,500	93,975
	Gymboree Corp. (a)	4,400	212,872
	HSN, Inc. (a)	6,200	100,936
	Haverty Furniture Cos., Inc.	2,600	30,706
	hhgregg, Inc. (a)	1,800	30,492
	Hibbett Sports, Inc. (a)	4,050	73,832
	Hot Topic, Inc. (a)	6,100	45,689
	Insight Enterprises, Inc. (a)	7,200	87,912
	Jo-Ann Stores, Inc. (a)	4,000	107,320
	Jos. A. Bank Clothiers, Inc. (a)	2,725	121,998
	Lawson Products, Inc.	679	11,821
	Lithia Motors, Inc. Class A	2,500	38,975
	Lumber Liquidators, Inc. (a)	2,000	43,380
	Men’s Wearhouse, Inc.	7,800	192,660
	Midas, Inc. (a)	2,100	19,740
	Monro Muffler, Inc.	2,300	73,117
	New York & Co. (a)	3,500	17,920
	Nu Skin Enterprises, Inc. Class A	7,400	137,122
	OfficeMax, Inc.	11,368	143,009
	Overstock.com, Inc. (a)	2,400	35,208
	PC Connection, Inc. (a)	1,400	7,616
	PC Mall, Inc. (a)	1,800	12,348
	Pacific Sunwear of California, Inc. (a)	9,800	50,470
	The Pep Boys - Manny, Moe & Jack	7,300	71,321
	PetMed Express, Inc.	3,500	65,975
	Pier 1 Imports, Inc. (a)	13,400	51,858
	PriceSmart, Inc.	2,400	45,000
	Regis Corp.	8,500	131,750
	Retail Ventures, Inc. (a)	3,700	19,499
	Rex Stores Corp. (a)	1,100	11,990
	Rush Enterprises, Inc. Class A (a)	5,100	65,892

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2009 (Unaudited)		(Percentages shown are based on Net Assets)
Industry	Common Stocks	Shares Held	Value
	Saks, Inc. (a)	17,700	$120,714
	Sally Beauty Co., Inc. (a)	14,100	100,251
	School Specialty, Inc. (a)	2,800	66,416
	Shoe Carnival, Inc. (a)	1,400	21,588
	Shutterfly, Inc. (a)	3,100	51,553
	Sonic Automotive, Inc.	4,200	44,100
	Sport Supply Group, Inc.	1,700	17,323
	Stage Stores, Inc.	5,950	77,112
	Stamps.com, Inc. (a)	1,600	14,800
	Stein Mart, Inc. (a)	3,800	48,298
	Syms Corp. (a)	1,000	8,090
	Systemax, Inc. (a)	1,600	19,408
	The Talbots, Inc.	3,600	33,228
	Ticketmaster Entertainment (a)	6,000	70,140
	Titan Machinery, Inc. (a)	1,900	23,788
	Tractor Supply Co. (a)	5,400	261,468
	Tuesday Morning Corp. (a)	4,700	19,552
	Tween Brands, Inc. (a)	3,900	32,721
	Ulta Salon Cosmetics & Fragrance, Inc. (a)	4,100	67,691
	The Wet Seal, Inc. Class A (a)	14,500	54,810
	Zale Corp. (a)	3,200	22,880
	Zumiez, Inc. (a)	3,000	49,230

			5,586,727
Drug & Grocery Store Chains - 0.6%	Arden Group, Inc. Class A	200	23,900
	Casey’s General Stores, Inc.	7,600	238,488
	The Great Atlantic & Pacific Tea Co., Inc. (a)	5,007	44,612
	Ingles Markets, Inc. Class A	1,900	30,077
	Nash Finch Co.	1,900	51,946
	The Pantry, Inc. (a)	3,100	48,608
	Ruddick Corp.	6,400	170,368
	Spartan Stores, Inc.	3,300	46,629
	Susser Holdings Corp. (a)	1,100	13,827
	Village Super Market, Inc. Class A	900	26,523
	Weis Markets, Inc.	1,600	51,120
	Winn-Dixie Stores, Inc. (a)	8,200	107,584

			853,682
Education Services - 0.6%	Ambassadors Group, Inc.	2,900	45,385
	American Public Education, Inc. (a)	2,600	90,324
	Bridgepoint Education, Inc. (a)	2,100	32,046
	Capella Education Co. (a)	2,100	141,414
	Chinacast Education Corp. (a)	4,400	31,988
	Corinthian Colleges, Inc. (a)(b)	12,000	222,720
	Franklin Covey Co. (a)	1,800	10,530
	Grand Canyon Education, Inc. (a)	2,400	42,792
	K12, Inc. (a)	3,500	57,680
	Learning Tree International, Inc. (a)	1,200	13,668
	Lincoln Educational Services Corp. (a)	1,400	32,032
	Nobel Learning Communities, Inc. (a)	500	4,690
	The Princeton Review, Inc. (a)	2,300	9,660
	Renaissance Learning, Inc.	800	7,952

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2009 (Unaudited)		(Percentages shown are based on Net Assets)
Industry	Common Stocks	Shares Held	Value
	Rosetta Stone, Inc. (a)	900	$20,664
	Universal Technical Institute, Inc. (a)	3,100	61,070

			824,615
Electronic Components - 0.6%	3D Systems Corp. (a)	2,600	23,998
	Acacia Research - Acacia Technologies (a)	4,800	41,808
	Checkpoint Systems, Inc. (a)	5,800	95,352
	Cogent, Inc. (a)	6,400	64,640
	Methode Electronics, Inc.	5,900	51,153
	Microvision, Inc. (a)	10,800	59,508
	Multi-Fineline Electronix, Inc. (a)	1,500	43,065
	NVE Corp. (a)	600	31,836
	Park Electrochemical Corp.	3,100	76,415
	ScanSource, Inc. (a)	4,000	113,280
	Smart Modular Technologies WWH, Inc. (a)	5,500	26,180
	TTM Technologies, Inc. (a)	6,500	74,555
	Technitrol, Inc.	6,200	57,102
	Universal Display Corp. (a)	4,400	52,536

			811,428
Electronic Entertainment - 0.2%	DTS, Inc. (a)	2,600	71,188
	Memsic, Inc. (a)	3,000	11,250
	THQ, Inc. (a)	10,100	69,084
	Take-Two Interactive Software, Inc. (a)	11,900	133,399

			284,921
Electronics - 0.4%	Agilysys, Inc.	2,000	13,180
	American Science & Engineering, Inc.	1,300	88,452
	CPI International, Inc. (a)	1,100	12,309
	Coherent, Inc. (a)	3,200	74,624
	Daktronics, Inc.	5,200	44,564
	II-VI, Inc. (a)	3,900	99,216
	IPG Photonics Corp. (a)	3,800	57,760
	iRobot Corp. (a)	3,200	39,392
	Newport Corp. (a)	5,700	49,932
	Rofin-Sinar Technologies, Inc. (a)	4,300	98,728
	SRS Labs Inc. (a)	1,600	11,696
	Spectrum Control, Inc. (a)	1,900	16,131

			605,984
Energy Equipment - 0.2%	Ascent Solar Technologies, Inc. (a)	2,300	17,342
	Energy Conversion Devices, Inc. (a)	6,800	78,744
	Evergreen Solar, Inc. (a)	28,000	53,760
	FuelCell Energy, Inc. (a)	10,300	43,981
	GT Solar International, Inc. (a)	4,500	26,145
	PowerSecure International, Inc. (a)	2,600	17,628
	Raser Technologies, Inc. (a)	7,800	11,934

			249,534
Engineering & Contracting Services - 0.3%	Argan, Inc. (a)	1,300	17,472
	Dycom Industries, Inc. (a)	5,900	72,570
	ENGlobal Corp. (a)	2,600	10,712
	Furmamite Corp. (a)	5,600	24,136
	Hill International, Inc. (a)	3,900	27,690
	Integrated Electrical Services, Inc. (a)	1,300	10,465

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2009 (Unaudited)		(Percentages shown are based on Net Assets)
Industry	Common Stocks	Shares Held	Value
	Layne Christensen Co. (a)	2,900	$92,945
	MYR Group, Inc. (a)	2,600	54,834
	Michael Baker Corp. (a)	1,200	43,608
	VSE Corp.	600	23,406

			377,838
Entertainment - 0.3%	Ascent Media Corp. Class A (a)	2,245	57,472
	CKX, Inc. (a)	9,100	61,061
	Carmike Cinemas, Inc.	1,600	16,176
	Cinemark Holdings, Inc.	4,900	50,764
	Live Nation, Inc. (a)	12,900	105,651
	LodgeNet Interactive Corp. (a)	3,600	27,180
	Reading International, Inc. Class A (a)	3,200	13,152
	Rentrak Corp. (a)	1,400	25,004
	World Wrestling Entertainment, Inc.	3,200	44,832

			401,292
Financial Data & Systems - 1.1%	Advent Software, Inc. (a)(b)	2,300	92,575
	Cardtronics, Inc. (a)	1,700	13,294
	Cass Information Systems, Inc.	1,225	36,579
	CompuCredit Hldgs Corp. (a)	2,500	11,775
	CyberSource Corp. (a)	10,341	172,384
	Euronet Worldwide, Inc. (a)	7,300	175,419
	Fair Isaac Corp.	7,300	156,877
	Global Cash Access, Inc. (a)	6,100	44,591
	Heartland Payment Systems, Inc.	5,600	81,256
	Information Services Group, Inc. (a)	4,300	17,157
	Jack Henry & Associates, Inc.	12,495	293,258
	Net 1 UEPS Technologies, Inc. (a)	4,600	96,416
	Online Resources Corp. (a)	3,800	23,446
	RiskMetrics Group, Inc. (a)	3,300	48,246
	S1 Corp. (a)	7,900	48,822
	Value Line, Inc.	100	3,087
	Wright Express Corp. (a)	5,700	168,207

			1,483,389
Foods - 1.1%	American Dairy, Inc. (a)	1,300	36,829
	American Italian Pasta Co. Class A (a)	3,100	84,258
	B&G Foods, Inc. Class A	3,800	31,122
	China Biotics, Inc. (a)	1,300	20,800
	Chiquita Brands International, Inc. (a)	6,700	108,272
	Diamond Foods, Inc.	2,500	79,300
	Hain Celestial Group, Inc. (a)	6,100	116,937
	J&J Snack Foods Corp.	2,200	95,018
	Lancaster Colony Corp.	2,800	143,556
	Lance, Inc.	4,200	108,444
	Lifeway Foods, Inc. (a)	600	6,594
	Medifast, Inc. (a)	1,800	39,096
	Nutraceutical International Corp. (a)	1,600	18,032
	Omega Protein Corp. (a)	2,800	13,580
	Overhill Farms, Inc. (a)	2,600	15,730
	Schiff Nutrition International, Inc.	1,700	8,857
	Seneca Foods Corp. (a)	1,300	35,620

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2009 (Unaudited)		(Percentages shown are based on Net Assets)
Industry	Common Stocks	Shares Held	Value
	Smart Balance, Inc. (a)	9,800	$60,172
	Synutra International, Inc. (a)	2,700	37,017
	Tootsie Roll Industries, Inc.	3,741	88,961
	TreeHouse Foods, Inc. (a)	4,700	167,649
	United Natural Foods, Inc. (a)	6,400	153,088
	Zhongpin, Inc. (a)	3,000	44,160

			1,513,092
Forest Products - 0.1%	Deltic Timber Corp.	1,700	77,809
	Universal Forest Products, Inc.	2,900	114,434

			192,243
Forms & Bulk Printing Services - 0.3%	Bowne & Co., Inc.	5,275	40,618
	Consolidated Graphics, Inc. (a)	1,500	37,425
	Deluxe Corp.	7,600	129,960
	Ennis, Inc.	3,900	62,907
	Innerworkings, Inc. (a)	3,600	17,784
	M&F Worldwide Corp. (a)	1,800	36,432
	Multi-Color Corp.	1,550	23,917
	The Standard Register Co.	2,600	15,288

			364,331
Funeral Parlors & Cemeteries - 0.2%	Matthews International Corp. Class A	4,600	162,748
	Stewart Enterprises, Inc. Class A	12,600	65,898

			228,646
Gas Pipeline - 0.0%	Crosstex Energy, Inc.	6,100	32,208
Glass - 0.0%	Apogee Enterprises, Inc.	4,200	63,084
Gold - 0.2%	Allied Nevada Gold Corp. (a)	7,800	76,362
	Coeur d’Alene Mines Corp. (a)	11,300	231,650
	US Gold Corp. (a)	11,900	34,391

			342,403
Health Care Facilities - 0.6%	Amsurg Corp. (a)	4,600	97,658
	Assisted Living Concepts, Inc. (a)	1,520	31,495
	Capital Senior Living Corp. (a)	3,400	20,740
	Emeritus Corp. (a)	3,000	65,850
	The Ensign Group, Inc.	1,600	22,448
	Hanger Orthopedic Group, Inc. (a)	3,800	52,706
	Kindred Healthcare, Inc. (a)	5,880	95,432
	LCA-Vision, Inc. (a)	2,300	16,123
	MedCath Corp. (a)	2,200	19,294
	National Healthcare Corp.	1,200	44,748
	Psychiatric Solutions, Inc. (a)	8,400	224,784
	Skilled Healthcare Group, Inc. Class A (a)	2,800	22,484
	Sun Healthcare Group, Inc. (a)	6,500	56,160
	Sunrise Senior Living, Inc. (a)	6,800	20,604
	US Physical Therapy, Inc. (a)	1,700	25,619

			816,145
Health Care Management Services - 0.8%	AMERIGROUP Corp. (a)	7,900	175,143
	American Caresource Holdings, Inc. (a)	1,300	5,681
	American Dental Partners, Inc. (a)	2,000	28,000
	Bioscript, Inc. (a)	5,800	39,208
	Catalyst Health Solutions, Inc. (a)	5,500	160,325
	Centene Corp. (a)	6,400	121,216

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2009 (Unaudited)		(Percentages shown are based on Net Assets)
Industry	Common Stocks	Shares Held	Value
	Computer Programs & Systems, Inc.	1,300	$53,833
	Contiucare Corp. (a)	4,100	12,382
	HealthSpring, Inc. (a)	7,700	94,325
	Magellan Health Services, Inc. (a)	5,200	161,512
	MedQuist Inc.	1,800	11,448
	Metropolitan Health Networks, Inc. (a)	5,900	12,862
	Molina Healthcare, Inc. (a)	2,000	41,380
	National Research Corp.	200	4,826
	Transcend Services, Inc. (a)	900	15,714
	Triple-S Management Corp. (a)	3,100	51,987
	Universal American Financial Corp. (a)	4,000	37,680
	WellCare Health Plans, Inc. (a)	6,298	155,246

			1,182,768
Health Care Services - 1.6%	Air Methods Corp. (a)	1,500	48,855
	Alliance Healthcare Services, Inc. (a)	3,900	22,074
	Allied Healthcare International, Inc. (a)	6,400	17,920
	Almost Family, Inc. (a)	1,000	29,750
	Amedisys, Inc. (a)(b)	4,133	180,323
	athenahealth, Inc. (a)	5,000	191,850
	CardioNet, Inc. (a)	3,100	20,832
	Chemed Corp.	3,400	149,226
	Corvel Corp. (a)	1,350	38,340
	Eclipsys Corp. (a)	8,400	162,120
	Emergency Medical Services Corp. (a)	1,400	65,100
	Gentiva Health Services, Inc. (a)	4,300	107,543
	HMS Holdings Corp. (a)	3,800	145,274
	HealthSouth Corp. (a)	13,200	206,448
	Healthways, Inc. (a)	5,000	76,600
	IPC The Hospitalist Co., Inc. (a)	2,400	75,480
	LHC Group, Inc. (a)	2,100	62,853
	Medidata Solutions, Inc. (a)	1,000	15,145
	Novamed Eyecare, Inc. (a)	2,800	12,684
	Odyssey HealthCare, Inc. (a)	4,900	61,250
	Omnicell, Inc. (a)	4,700	52,358
	PharMerica Corp. (a)	4,586	85,162
	Phase Forward, Inc. (a)	6,500	91,260
	Quality Systems, Inc.	3,500	215,495
	RehabCare Group, Inc. (a)	2,800	60,732
	Res-Care, Inc. (a)	3,900	55,419
	Virtual Radiologic Corp. (a)	800	10,424

			2,260,517
Health Care: Miscellaneous - 0.1%	MedAssets, Inc. (a)	5,900	133,163
	The Providence Service Corp. (a)	1,600	18,656

			151,819
Home Building - 0.3%	Beazer Homes USA, Inc. (a)	5,000	27,950
	Brookfield Homes Corp.	1,763	11,777
	Hovnanian Enterprises, Inc. Class A (a)	7,300	28,032
	M/I Homes, Inc. (a)	2,700	36,693
	Meritage Homes Corp. (a)	4,700	95,410

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	Ryland Group, Inc.	6,400	$134,848
	Standard-Pacific Corp. (a)	15,100	55,719

			390,429
Hotel/Motel - 0.2%	Gaylord Entertainment Co. (a)	5,200	104,520
	Marcus Corp.	3,100	39,649
	Morgans Hotel Group Co. (a)	3,600	19,512
	Orient Express Hotels Ltd. Class A	11,500	132,365
	Red Lion Hotels Corp. (a)	2,500	14,375

			310,421
Household Appliances - 0.0%	National Presto Industries, Inc.	700	60,557
Household Equipment & Products - 0.4%	American Greetings Corp. Class A	5,900	131,570
	Blyth, Inc.	850	32,921
	CSS Industries, Inc.	1,200	23,724
	Nivs Intellimedia Technology (a)	1,100	2,948
	Tupperware Corp.	9,400	375,248

			566,411
Household Furnishings - 0.3%	American Woodmark Corp.	1,500	29,010
	Ethan Allen Interiors, Inc.	3,700	61,050
	Furniture Brands International, Inc.	6,500	35,945
	Hooker Furniture Corp.	1,600	21,600
	Kirkland’s, Inc. (a)	1,600	22,800
	La-Z-Boy, Inc.	7,700	66,605
	Sealy Corp. (a)	6,600	21,120
	Stanley Furniture Co., Inc.	1,500	15,555
	Tempur-Pedic International, Inc.	11,214	212,393

			486,078
Insurance: Life - 0.4%	American Equity Investment Life Holding Co.	8,400	58,968
	Citizens, Inc. (a)	4,900	31,066
	Conseco, Inc. (a)	27,657	145,476
	Delphi Financial Group, Inc. Class A	6,850	155,016
	FBL Financial Group, Inc. Class A	1,900	36,917
	Independence Holding Co.	500	2,940
	Kansas City Life Insurance Co.	700	21,798
	Life Partners Holdings, Inc.	1,050	18,795
	National Western Life Insurance Co. Class A	342	60,185
	The Phoenix Cos., Inc. (a)	18,100	58,825
	Presidential Life Corp.	3,300	34,188

			624,174
Insurance: Multi-Line - 0.9%	AMBAC Financial Group, Inc.	41,800	70,224
	Assured Guaranty Ltd.	15,600	302,952
	Crawford & Co. Class B (a)	3,700	16,317
	Eastern Insurance Holdings, Inc.	1,400	13,342
	eHealth, Inc. (a)	3,700	53,724
	Flagstone Reinsurance Holdings Ltd.	5,900	66,552
	Horace Mann Educators Corp.	5,900	82,423
	Maiden Holdings Ltd.	7,800	56,706
	Max Capital Group Ltd.	6,900	147,453
	Pico Holdings, Inc. (a)	3,300	110,055
	Platinum Underwriters Holdings Ltd.	7,700	275,968

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	Primus Guaranty Ltd. (a)	3,700	$15,799

			1,211,515
Insurance: Property-Casualty - 2.0%	AmTrust Financial Services, Inc.	3,400	38,794
	American Physicians Capital, Inc.	1,400	40,334
	American Safety Insurance Holdings Ltd. (a)	1,300	20,540
	Amerisafe, Inc. (a)(b)	2,800	48,300
	Argo Group International Holdings Ltd. (a)	4,566	153,783
	Baldwin & Lyons, Inc. Class B	1,300	30,485
	CNA Surety Corp. (a)	2,500	40,500
	Donegal Group, Inc. Class A	1,700	26,248
	EMC Insurance Group, Inc.	700	14,791
	Employers Holdings, Inc.	7,010	108,515
	Enstar Group Ltd. (a)	1,100	68,497
	FPIC Insurance Group, Inc. (a)	1,100	36,905
	First Acceptance Corp. (a)	2,600	7,020
	First Mercury Financial Corp.	2,100	27,972
	Greenlight Capital Re Ltd. (a)	4,200	78,960
	Hallmark Financial Services, Inc. (a)	1,300	10,465
	Harleysville Group, Inc.	2,100	66,465
	Hilltop Holdings, Inc. (a)	5,752	70,520
	Infinity Property & Casualty Corp.	2,100	89,208
	Meadowbrook Insurance Group, Inc.	9,017	66,726
	Mercer Insurance Group, Inc.	800	14,456
	Montpelier Re Holdings Ltd.	12,900	210,528
	NYMAGIC, Inc.	700	12,082
	National Interstate Corp.	1,000	17,500
	Navigators Group, Inc. (a)	1,900	104,500
	PMA Capital Corp. Class A (a)	4,800	27,312
	The PMI Group, Inc.	10,000	42,500
	ProAssurance Corp. (a)	4,900	255,731
	RLI Corp.	2,800	147,784
	Radian Group, Inc.	12,200	129,076
	Safety Insurance Group, Inc.	2,000	65,840
	SeaBright Insurance Holdings, Inc. (a)	3,200	36,544
	Selective Insurance Group, Inc.	8,300	130,559
	State Auto Financial Corp.	2,100	37,653
	Stewart Information Services Corp.	2,600	32,162
	Tower Group, Inc.	6,020	146,828
	United America Indemnity, Ltd. (a)	5,464	40,379
	United Fire & Casualty Co.	3,500	62,650
	Universal Insurance Holdings, Inc.	2,000	10,060
	Zenith National Insurance Corp.	5,550	171,495

			2,740,667
Leisure Time - 0.6%	Bluegreen Corp. (a)	2,200	6,710
	Callaway Golf Co.	9,600	73,056
	Churchill Downs, Inc.	1,500	57,750
	Great Wolf Resorts, Inc. (a)	4,300	15,351
	Interval Leisure Group, Inc. (a)	6,065	75,691
	Life Time Fitness, Inc. (a)	6,000	168,300
	Orbitz Worldwide, Inc. (a)	5,300	32,754

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	Pool Corp.	7,200	$159,984
	Smith & Wesson Holding Corp. (a)	8,600	44,978
	Speedway Motorsports, Inc.	2,000	28,780
	Steinway Musical Instruments, Inc. (a)	1,100	13,057
	Sturm Ruger & Co., Inc.	2,600	33,644
	Town Sports International Holdings, Inc. (a)	2,600	6,526
	Universal Travel Group (a)	1,500	19,350
	Vail Resorts, Inc. (a)	4,400	147,576
	West Marine, Inc. (a)	2,000	15,720

			899,227
Luxury Items - 0.2%	Fossil, Inc. (a)	7,000	199,150
	Fuqi International, Inc. (a)	1,700	49,776
	Movado Group, Inc.	2,400	34,872

			283,798
Machinery & Engineering - 0.1%	Applied Industrial Technologies, Inc.	6,350	134,366
Machinery: Agricultural - 0.1%	Alamo Group, Inc.	1,000	15,800
	Lindsay Manufacturing Co.	1,800	70,884

			86,684
Machinery: Construction & Handling - 0.1%	Astec Industries, Inc. (a)	2,700	68,769
	NACCO Industries, Inc. Class A	800	48,056

			116,825
Machinery: Engines - 0.1%	Briggs & Stratton Corp.	7,500	145,575
	Harbin Electric, Inc. (a)	2,000	33,760

			179,335
Machinery: Industrial - 1.0%	Actuant Corp. Class A (b)	10,100	162,206
	Altra Holdings, Inc. (a)	3,900	43,641
	Chart Industries, Inc. (a)	4,300	92,837
	Colfax Corp. (a)	3,700	39,331
	Columbus McKinnon Corp. (a)	2,800	42,420
	DXP Enterprises, Inc. (a)	1,200	13,380
	EnPro Industries, Inc. (a)	3,000	68,580
	Flow International Corp. (a)	5,600	14,504
	Graham Corp.	1,500	23,325
	John Bean Technologies Corp.	4,341	78,876
	Kadant, Inc. (a)	1,800	21,834
	MTS Systems Corp.	2,500	73,025
	Middleby Corp. (a)	2,474	136,095
	Nordson Corp.	5,000	280,450
	Sauer-Danfoss, Inc.	1,600	12,272
	Tecumseh Products Co. Class A (a)	2,800	31,724
	Tennant Co.	2,800	81,368
	Twin Disc, Inc.	1,300	16,211
	Woodward Governor Co.	9,000	218,340

			1,450,419
Machinery: Specialty - 0.1%	Albany International Corp. Class A	4,000	77,600
	Cascade Corp.	1,400	37,436
	Hurco Companies, Inc. (a)	1,000	17,080
	K-Tron International, Inc. (a)	400	38,084

			170,200

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
Manufactured Housing - 0.0%	Cavco Industries, Inc. (a)	1,000	$35,500
	Skyline Corp.	1,000	22,560

			58,060
Medical & Dental Instruments & Supplies - 2.7%	ATS Medical, Inc. (a)	8,100	21,708
	Abiomed, Inc. (a)	4,600	44,666
	Align Technology, Inc. (a)	9,000	127,980
	Alphatec Holdings, Inc. (a)	4,100	18,860
	American Medical Systems Holdings, Inc. (a)	11,000	186,120
	AngioDynamics, Inc. (a)	3,700	50,986
	Atrion Corp.	200	28,880
	Bovie Medical Corp. (a)	2,500	19,625
	CONMED Corp. (a)	4,300	82,431
	Cantel Medical Corp. (a)	1,900	28,614
	Cardiovascular Systems, Inc. (a)	1,700	12,359
	Conceptus, Inc. (a)	4,600	85,284
	CryoLife, Inc. (a)	3,800	30,286
	Cutera, Inc. (a)	2,000	17,300
	Delcath Systems Inc. (a)	3,400	16,660
	Endologix, Inc. (a)	6,500	40,235
	ev3, Inc. (a)	11,046	135,976
	Exactech, Inc. (a)	1,200	18,888
	Hansen Medical, Inc. (a)	3,500	12,250
	Heartware International, Inc. (a)	800	23,992
	Home Diagnostics, Inc. (a)	1,600	10,816
	I-Flow Corp. (a)	3,300	37,587
	ICU Medical, Inc. (a)	1,800	66,348
	Immucor, Inc. (a)	10,550	186,735
	Insulet Corp. (a)	3,900	43,797
	Integra LifeSciences Holdings Corp. (a)	2,800	95,620
	Invacare Corp.	4,300	95,804
	Landauer, Inc.	1,400	76,972
	MAKO Surgical Corp. (a)	2,300	20,148
	Matrixx Initiatives, Inc. (a)	600	3,408
	Medical Action Industries, Inc. (a)	2,100	25,347
	Meridian Bioscience, Inc.	5,975	149,435
	Merit Medical Systems, Inc. (a)	4,200	72,786
	Micrus Endovascular Corp. (a)	2,400	31,080
	Neogen Corp. (a)	2,000	64,580
	NuVasive, Inc. (a)	5,500	229,680
	OraSure Technologies, Inc. (a)	6,900	20,010
	Orthofix International NV (a)	2,600	76,414
	Orthovita, Inc. (a)	9,900	43,461
	Owens & Minor, Inc.	6,200	280,550
	PSS World Medical, Inc. (a)	8,900	194,287
	Quidel Corp. (a)	3,900	63,297
	Rochester Medical Corp. (a)	1,500	18,060
	Rockwell Medical Technologies, Inc. (a)	2,200	17,006
	Steris Corp.	8,700	264,915
	SurModics, Inc. (a)	2,300	56,580
	Symmetry Medical, Inc. (a)	5,400	55,998

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	Synovis Life Technologies, Inc. (a)	1,700	$23,460
	Trans1, Inc. (a)	2,100	10,101
	Utah Medical Products, Inc.	500	14,660
	Vascular Solutions, Inc. (a)	2,400	19,848
	Volcano Corp. (a)	7,200	121,104
	West Pharmaceutical Services, Inc.	4,900	198,989
	Wright Medical Group, Inc. (a)	5,600	100,016
	Young Innovations, Inc.	800	21,048

			3,813,047
Medical Equipment - 1.7%	Abaxis, Inc. (a)	3,200	85,600
	Accuray, Inc. (a)	6,000	39,000
	Affymetrix, Inc. (a)(b)	10,600	93,068
	Analogic Corp.	2,000	74,040
	Aspect Medical Systems, Inc. (a)	3,000	35,940
	Bruker BioSciences Corp. (a)	7,700	82,159
	Cardiac Science Corp. (a)	2,900	11,600
	Clarient, Inc. (a)	4,500	18,945
	Cyberonics, Inc. (a)	4,100	65,354
	Cynosure, Inc. Class A (a)	1,500	17,475
	DexCom, Inc. (a)	7,400	58,682
	Dionex Corp. (a)	2,600	168,922
	Electro-Optical Sciences, Inc. (a)	3,000	28,680
	Enteromedics, Inc. (a)	2,300	11,017
	Greatbatch, Inc. (a)	3,500	78,645
	Haemonetics Corp. (a)	3,800	213,256
	IRIS International, Inc. (a)	2,700	30,510
	Luminex Corp. (a)	6,200	105,400
	Masimo Corp. (a)	7,600	199,120
	Merge Healthcare, Inc. (a)	4,500	18,495
	Natus Medical, Inc. (a)	4,200	64,806
	NxStage Medical, Inc. (a)	3,400	22,746
	OSI Systems, Inc. (a)	2,300	42,067
	Palomar Medical Technologies, Inc. (a)	2,700	43,767
	Sirona Dental Systems, Inc. (a)	2,700	80,325
	Somanetics Corp. (a)	1,800	29,016
	SonoSite, Inc. (a)	2,600	68,796
	Spectranetic Corp. (a)	5,000	32,050
	Stereotaxis, Inc. (a)	4,100	18,286
	Thoratec Corp. (a)	8,400	254,268
	Tomotherapy, Inc. (a)	6,100	26,413
	Varian, Inc. (a)	4,300	219,558
	Vital Images, Inc. (a)	2,200	27,544
	Zoll Medical Corp. (a)	3,200	68,864

			2,434,414
Medical Services - 0.3%	America Service Group, Inc.	1,200	19,848
	Bio-Reference Labs, Inc. (a)	1,800	61,920
	eResearch Technology, Inc. (a)	6,400	44,800
	Genoptix, Inc. (a)	2,500	86,950
	Kendle International, Inc. (a)	2,000	33,440
	Nighthawk Radiology Holdings, Inc. (a)	3,200	23,136

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	Parexel International Corp. (a)	8,600	$116,874
	RadNet, Inc. (a)	4,300	11,137

			398,105
Metal Fabricating - 0.7%	Ampco-Pittsburgh Corp.	1,300	34,567
	Dynamic Materials Corp.	1,900	37,924
	The Eastern Co.	900	14,310
	Hawk Corp. Class A (a)	800	10,976
	Haynes International, Inc. (a)	1,800	57,276
	Kaydon Corp.	5,000	162,100
	L.B. Foster Co. Class A (a)	1,500	45,870
	Mueller Industries, Inc.	5,600	133,672
	Mueller Water Products, Inc. Series A	22,080	120,998
	Northwest Pipe Co. (a)	1,400	46,942
	Omega Flex, Inc.	400	6,708
	RBC Bearings, Inc. (a)	3,400	79,322
	RTI International Metals, Inc. (a)	4,300	107,113
	Worthington Industries, Inc.	9,000	125,100

			982,878
Metals & Minerals: Diversified - 0.4%	AMCOL International Corp.	3,600	82,403
	Brush Engineered Materials, Inc. (a)	3,000	73,380
	General Moly, Inc. (a)	9,800	30,870
	Hecla Mining Co. (a)	32,600	143,114
	Minerals Technologies, Inc.	2,800	133,168
	Oil-Dri Corp. of America	700	10,150
	Paramount Gold and Silver Corp. (a)	9,100	12,467
	United States Lime & Minerals Inc. (a)	300	10,776
	Uranerz Energy Corp. (a)	8,300	19,007

			515,335
Office Supplies & Equipment - 0.5%	ACCO Brands Corp. (a)	8,364	60,388
	Electronics for Imaging, Inc. (a)	7,700	86,779
	HNI Corp.	7,000	165,200
	Herman Miller, Inc.	8,000	135,280
	Kimball International, Inc. Class B	4,800	36,624
	Knoll, Inc.	7,400	77,182
	Steelcase, Inc. Class A	10,943	67,956

			629,409
Offshore Drilling & Other Services - 0.1%	Hercules Offshore, Inc. (a)	14,339	70,404
	Vantage Drilling Co. (a)	7,800	14,274

			84,678
Oil Well Equipment & Services - 1.5%	Allis-Chalmers Energy, Inc. (a)	7,800	34,008
	Basic Energy Services, Inc. (a)	3,300	28,017
	Bolt Technology Corp. (a)	1,300	16,341
	Boots & Coots, Inc. (a)	11,600	18,676
	Bronco Drilling Co., Inc. (a)	3,500	22,925
	CARBO Ceramics, Inc.	2,850	146,918
	Cal Dive International, Inc. (a)	6,712	66,382
	Complete Production Services, Inc. (a)	8,700	98,310
	Dawson Geophysical Co. (a)	1,200	32,856
	Dril-Quip, Inc. (a)	4,300	213,452
	Geokinetics, Inc. (a)	700	14,840

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	Global Industries Ltd. (a)	14,900	$141,550
	Gulf Island Fabrication, Inc.	1,800	33,732
	Hornbeck Offshore Services, Inc. (a)	3,400	93,704
	ION Geophysical Corp. (a)	14,700	51,744
	Key Energy Services, Inc. (a)	18,500	160,950
	Lufkin Industries, Inc.	2,200	116,996
	Matrix Service Co. (a)	3,900	42,393
	NATCO Group, Inc. Class A (a)	3,100	137,268
	Natural Gas Services Group (a)	1,800	31,716
	Newpark Resources, Inc. (a)	13,300	42,693
	OYO Geospace Corp. (a)	600	15,498
	Parker Drilling Co. (a)	17,400	95,004
	Pioneer Drilling Co. (a)	6,400	46,976
	RPC, Inc.	4,425	46,374
	Sulphco, Inc. (a)	7,600	10,412
	Superior Well Services, Inc. (a)	2,100	20,328
	T-3 Energy Services, Inc. (a)	1,900	37,430
	Tetra Technologies, Inc. (a)	11,270	109,206
	Union Drilling, Inc. (a)	1,600	12,224
	Willbros Group, Inc. (a)	5,900	89,857

			2,028,780
Oil: Crude Producers - 2.0%	ATP Oil & Gas Corp. (a)	5,100	91,239
	Apco Oil and Gas International, Inc.	1,500	34,200
	Approach Resources, Inc. (a)	1,800	16,344
	Arena Resources, Inc. (a)	5,700	202,350
	Atlas Energy, Inc.	5,300	143,471
	BPZ Resources, Inc. (a)	13,900	104,528
	Berry Petroleum Co. Class A	6,400	171,392
	Bill Barrett Corp. (a)	5,700	186,903
	Brigham Exploration Co. (a)	12,400	112,592
	CREDO Petroleum Corp. (a)	1,000	10,120
	Carrizo Oil & Gas, Inc. (a)	4,200	102,858
	Cheniere Energy, Inc. (a)	8,300	24,319
	Clayton Williams Energy, Inc. (a)	900	27,108
	Contango Oil & Gas Co. (a)	1,800	91,908
	Cubic Energy, Inc. (a)	3,300	3,102
	Delta Petroleum Corp. (a)	26,500	46,375
	Endeavour International Corp. (a)	17,800	21,538
	FX Energy, Inc. (a)	6,300	20,349
	GMX Resources Inc. (a)	3,700	58,127
	GeoResources, Inc. (a)	1,100	12,155
	Goodrich Petroleum Corp. (a)	3,700	95,497
	Gran Tierra Energy, Inc. (a)	31,300	130,208
	Gulfport Energy Corp. (a)	3,900	34,086
	Harvest Natural Resources, Inc. (a)	4,900	25,137
	Isramco Inc. (a)	200	25,004
	McMoRan Exploration Co. (a)	11,200	84,560
	Northern Oil And Gas, Inc. (a)	4,200	35,280
	Oilsands Quest, Inc. (a)	29,400	33,222
	Panhandle Oil & Gas, Inc.	1,100	23,496

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2009 (Unaudited)		(Percentages shown are based on Net Assets)
Industry	Common Stocks	Shares Held	Value
	Parallel Petroleum Corp. (a)	6,200	$19,654
	Penn Virginia Corp.	6,800	155,788
	Petroleum Development Corp. (a)	2,600	48,516
	Petroquest Energy, Inc. (a)	6,900	44,781
	PrimeEnergy Corp. (a)	100	2,862
	Rex Energy Corp. (a)	4,000	33,400
	Rosetta Resources, Inc. (a)	8,200	120,458
	Stone Energy Corp. (a)	6,128	99,948
	Swift Energy Co. (a)	5,500	130,240
	Toreador Resources Corp.	3,200	31,968
	Vaalco Energy, Inc. (a)	8,700	40,020
	Venoco, Inc. (a)	2,800	32,228
	W&T Offshore, Inc.	5,070	59,370
	Warren Resources, Inc. (a)	8,800	26,048
	Zion Oil & Gas, Inc. (a)	1,700	16,592

			2,829,341
Oil: Integrated - 0.1%	Alon USA Energy, Inc.	1,100	10,923
	CVR Energy, Inc. (a)	3,500	43,540
	Delek US Holdings, Inc.	1,900	16,283
	Western Refining, Inc. (a)	5,600	36,120

			106,866
Paints & Coatings - 0.2%	Chase Corp.	800	9,360
	Ferro Corp.	6,500	57,850
	H.B. Fuller Co.	7,300	152,570
	North American Galvanizing & Coatings (a)	1,800	10,926

			230,706
Paper - 0.5%	Boise, Inc. (a)	4,600	24,288
	Buckeye Technologies, Inc. (a)	5,800	62,234
	Clearwater Paper Corp. (a)	1,696	70,096
	Domtar Corp. (a)	6,204	218,505
	Kapstone Paper and Packaging Corp. (a)	3,100	25,234
	Neenah Paper, Inc.	2,300	27,071
	P.H. Glatfelter Co.	6,800	78,064
	Schweitzer-Mauduit International, Inc.	2,200	119,592
	Wausau Paper Corp.	6,500	65,000

			690,084
Personal Care - 0.3%	Chattem, Inc. (a)	2,900	192,589
	Female Health Co. (a)	2,200	11,110
	Helen of Troy Ltd. (a)	4,500	87,435
	Mannatech, Inc.	2,400	9,192
	Orchids Paper Products Co. (a)	700	14,000
	USANA Health Sciences, Inc. (a)	1,000	34,110
	WD-40 Co.	2,500	71,000

			419,436
Pharmaceuticals - 1.7%	Acura Pharmaceuticals, Inc. (a)	1,300	6,604
	Adolor Corp. (a)	6,800	10,812
	Akorn, Inc. (a)	8,400	11,508
	Alkermes, Inc. (a)	14,100	129,579
	Allion Healthcare, Inc. (a)	3,500	20,475
	American Oriental Bioengineering, Inc. (a)	9,200	44,712

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2009 (Unaudited)		(Percentages shown are based on Net Assets)
Industry	Common Stocks	Shares Held	Value
	Ardea Biosciences, Inc. (a)	2,100	$38,472
	Auxilium Pharmaceuticals, Inc. (a)(b)	6,400	218,944
	Avanir Pharmaceuticals, Inc. (a)	9,000	18,720
	BMP Sunstone Corp. (a)	4,800	19,536
	BioCryst Pharmaceuticals, Inc. (a)	3,600	29,664
	Biospecifics Technologies (a)	500	16,005
	Cadence Pharmaceuticals, Inc. (a)	3,800	42,028
	Cambrex Corp. (a)	4,165	26,240
	Caraco Pharmaceutical Laboratories Ltd. (a)	1,600	8,144
	China Sky One Medical, Inc. (a)	1,600	21,104
	Cumberland Pharmaceuticals, Inc. (a)	1,100	17,803
	Depomed, Inc. (a)	7,700	33,649
	Durect Corp. (a)	12,600	33,642
	Hi-Tech Pharmacal Co., Inc. (a)	1,000	22,440
	Impax Laboratories, Inc. (a)	9,100	79,534
	Infinity Pharmaceuticals, Inc. (a)	3,200	19,936
	Inspire Pharmaceuticals, Inc. (a)	8,800	45,936
	Isis Pharmaceuticals, Inc. (a)	13,900	202,523
	Ista Pharmaceuticals, Inc. (a)	5,000	22,300
	Javelin Pharmaceuticals, Inc. (a)	7,400	14,430
	K-V Pharmaceutical Co. Class A (a)	4,700	14,429
	Lannett Co., Inc. (a)	1,900	14,212
	MAP Pharmaceuticals, Inc. (a)	1,000	10,460
	Medicines Co. (a)	7,900	86,979
	Medicis Pharmaceutical Corp. Class A	8,800	187,880
	MiddleBrook Pharmaceuticals, Inc. (a)	6,000	6,900
	Obagi Medical Products, Inc. (a)	2,600	30,160
	Optimer Pharmaceuticals, Inc. (a)	4,500	60,885
	Pain Therapeutics, Inc. (a)	5,400	27,324
	Par Pharmaceutical Cos., Inc. (a)	5,100	109,701
	Pozen, Inc. (a)	4,000	29,440
	Prestige Brands Holdings, Inc. (a)	5,100	35,904
	Questcor Pharmaceuticals, Inc. (a)	8,600	47,472
	SIGA Technologies, Inc. (a)	3,900	30,771
	Salix Pharmaceuticals Ltd. (a)	7,200	153,072
	Santarus, Inc. (a)	8,700	28,623
	Sciclone Pharmaceuticals, Inc. (a)	5,300	22,578
	Spectrum Pharmaceuticals, Inc. (a)	5,700	38,361
	SuperGen, Inc. (a)	8,600	22,962
	Vical, Inc. (a)	5,500	23,430
	Vivus, Inc. (a)	11,600	121,220
	Xenoport, Inc. (a)	4,400	93,412

			2,350,915
Photography - 0.1%	CPI Corp.	700	8,729
	Eastman Kodak Co.	40,100	191,678

			200,407
Plastics - 0.0%	Spartech Corp.	4,600	49,542
Power Transmission Equipment - 0.3%	Advanced Energy Industries, Inc. (a)	4,900	69,776
	Maxwell Technologies, Inc. (a)	3,400	62,662
	Powell Industries, Inc. (a)	1,200	46,068

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2009 (Unaudited)		(Percentages shown are based on Net Assets)
Industry	Common Stocks	Shares Held	Value
	Regal-Beloit Corp.	5,400	$246,834
	Vicor Corp.	3,100	23,932

			449,272
Precious Metals & Minerals - 0.1%	Horsehead Holding Corp. (a)	6,100	71,492
	Stillwater Mining Co. (a)	6,300	42,336

			113,828
Printing & Copying Services - 0.0%	Cenveo, Inc. (a)	7,600	52,592
Producer Durables: Miscellaneous - 0.1%	Blount International, Inc. (a)	6,000	56,820
	China Fire & Security Group, Inc. (a)	2,100	40,320

			97,140
Production Technology Equipment - 1.1%	ATMI, Inc. (a)	4,700	85,305
	Brooks Automation, Inc. (a)	10,083	77,942
	Cognex Corp.	6,200	101,556
	Cohu, Inc.	3,700	50,172
	Cymer, Inc. (a)	4,400	170,984
	Electro Scientific Industries, Inc. (a)	4,300	57,577
	Entegris, Inc. (a)	18,495	91,550
	FEI Co. (a)	5,600	138,040
	Intevac, Inc. (a)	3,300	44,352
	Kulicke & Soffa Industries, Inc. (a)	9,700	58,491
	MKS Instruments, Inc. (a)	7,400	142,746
	Photronics, Inc. (a)	7,000	33,180
	Rudolph Technologies, Inc. (a)	4,713	34,876
	Semitool, Inc. (a)	3,400	28,730
	Tessera Technologies, Inc. (a)	7,300	203,597
	Ultratech, Inc. (a)	3,500	46,305
	Veeco Instruments, Inc. (a)	4,800	111,936

			1,477,339
Publishing - 0.2%	Courier Corp.	1,500	22,725
	Dolan Media Co. (a)	4,700	56,353
	Journal Communications, Inc. Class A	6,400	23,552
	Martha Stewart Living Omnimedia, Inc. Class A (a)	4,000	25,040
	Primedia, Inc.	4,050	10,206
	Scholastic Corp.	3,400	82,756

			220,632
Radio & TV Broadcasters - 0.1%	Crown Media Holdings, Inc. Class A (a)	2,200	3,432
	Fisher Communications, Inc. (a)	900	16,362
	Lin TV Corp. Class A (a)	4,500	21,285
	Outdoor Channel Holdings, Inc. (a)	2,300	15,042
	Sinclair Broadcast Group, Inc. Class A	6,400	22,912

			79,033
Railroad Equipment - 0.1%	American Railcar Industries, Inc.	1,400	14,854
	Freightcar America, Inc.	1,800	43,740
	Greenbrier Cos., Inc.	2,600	30,446
	Portec Rail Products, Inc.	1,000	9,490

			98,530
Railroads - 0.1%	Genesee & Wyoming, Inc. Class A (a)	5,550	168,276
Real Estate - 0.2%	American Realty Investors, Inc. (a)	600	6,942
	Avatar Holdings, Inc. (a)	900	17,100

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2009 (Unaudited)		(Percentages shown are based on Net Assets)
Industry	Common Stocks	Shares Held	Value
	China Housing & Land Development (a)	3,800	$14,516
	Consolidated-Tomoka Land Co.	800	30,640
	Forestar Group, Inc. (a)	5,366	92,188
	Griffin Land & Nurseries, Inc.	500	16,000
	Tejon Ranch Co. (a)	1,700	43,656
	United Capital Corp. (a)	200	4,624

			225,666
Real Estate Investment Trusts (REITs) - 5.8%	Acadia Realty Trust	5,919	89,199
	Agree Realty Corp.	1,100	25,223
	Alexander’s, Inc.	300	88,764
	American Campus Communities, Inc.	7,758	208,302
	American Capital Agency Corp.	1,700	48,365
	Anthracite Capital, Inc. (d)	11,500	12,075
	Anworth Mortgage Asset Corp.	16,100	126,868
	Ashford Hospitality Trust, Inc.	9,850	34,081
	Associated Estates Realty Corp.	2,200	21,164
	BioMed Realty Trust, Inc.	14,700	202,860
	CBL & Associates Properties, Inc.	20,800	201,760
	CapLease, Inc.	7,000	28,210
	Capstead Mortgage Corp.	9,500	132,145
	Care Investment Trust, Inc.	1,900	14,573
	Cedar Shopping Centers, Inc.	6,100	39,345
	Cogdell Spencer, Inc.	4,100	19,680
	Colonial Properties Trust	7,300	71,029
	Cousins Properties, Inc.	10,300	85,284
	Cypress Sharpridge Investments, Inc.	2,400	34,080
	DCT Industrial Trust, Inc.	30,150	154,067
	Developers Diversified Realty Corp.	21,366	197,422
	DiamondRock Hospitality Co.	16,640	134,784
	Dupont Fabros Technology, Inc.	4,300	57,319
	Dynex Capital Corp.	1,600	13,488
	Eastgroup Properties, Inc.	3,800	145,236
	Education Realty Trust, Inc.	7,800	46,254
	Entertainment Properties Trust	5,200	177,528
	Equity Lifestyle Properties, Inc.	3,800	162,602
	Equity One, Inc.	4,900	76,783
	Extra Space Storage, Inc.	12,900	136,095
	FelCor Lodging Trust, Inc.	10,000	45,300
	First Industrial Realty Trust, Inc.	5,900	30,975
	First Potomac Realty Trust	4,100	47,396
	Franklin Street Properties Corp.	9,500	124,450
	Getty Realty Corp.	2,600	63,804
	Gladstone Commercial Corp.	1,300	17,784
	Glimcher Realty Trust	7,600	27,892
	Government Properties Income Trust (a)	1,700	40,817
	Gramercy Capital Corp.	6,361	15,457
	Hatteras Financial Corp.	5,400	161,892
	Healthcare Realty Trust, Inc.	8,900	188,057
	Hersha Hospitality Trust	6,700	20,770
	Highwoods Properties, Inc.	10,600	333,370

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2009 (Unaudited)		(Percentages shown are based on Net Assets)
Industry	Common Stocks	Shares Held	Value
	Home Properties, Inc.	4,900	$211,141
	Inland Real Estate Corp.	10,500	91,980
	InvesCo. Mortgage Capital, Inc. (a)	1,300	28,405
	Investors Real Estate Trust	9,600	86,784
	iStar Financial, Inc.	16,200	49,248
	Kilroy Realty Corp.	6,404	177,647
	Kite Realty Group Trust	6,000	25,020
	LTC Properties, Inc.	3,500	84,140
	LaSalle Hotel Properties	9,500	186,770
	Lexington Corporate Properties Trust	13,718	69,962
	MFA Financial, Inc.	41,900	333,524
	Medical Properties Trust, Inc.	12,500	97,625
	Mid-America Apartment Communities, Inc.	4,200	189,546
	Mission West Properties, Inc.	2,400	16,152
	Monmouth Real Estate Investment Corp. Class A	3,100	21,576
	National Health Investors, Inc.	4,000	126,600
	National Retail Properties, Inc.	12,000	257,640
	NorthStar Realty Finance Corp.	9,046	31,751
	Omega Healthcare Investors, Inc.	12,300	197,046
	PS Business Parks, Inc.	2,600	133,432
	Parkway Properties, Inc.	3,400	66,980
	Pennsylvania Real Estate Investment Trust	5,600	42,616
	Pennymac Mortgage Investment Trust (a)	2,100	41,811
	Post Properties, Inc.	6,600	118,800
	Potlatch Corp.	5,939	168,965
	RAIT Investment Trust	10,140	29,812
	Ramco-Gershenson Properties Trust	3,300	29,436
	Redwood Trust, Inc.	11,600	179,800
	Resource Capital Corp.	3,100	16,864
	Saul Centers, Inc.	900	28,890
	Sovran Self Storage, Inc.	3,400	103,462
	Starwood Property Trust, Inc.	6,000	121,500
	Strategic Hotel Capital, Inc.	11,200	29,008
	Sun Communities, Inc.	2,500	53,800
	Sunstone Hotel Investors, Inc.	11,675	82,893
	Tanger Factory Outlet Centers, Inc.	6,000	224,040
	Transcontinental Realty Investors, Inc. (a)	400	4,680
	U-Store-It Trust	11,600	72,500
	UMH Properties, Inc.	1,700	13,855
	Universal Health Realty Income Trust	1,800	58,590
	Urstadt Biddle Properties, Inc. Class A	3,200	46,688
	Walter Investment Management Corp.	2,705	43,334
	Washington Real Estate Investment Trust	8,700	250,560
	Winthrop Realty Trust	1,560	15,194

			8,162,616
Recreational Vehicles & Boats - 0.3%	Brunswick Corp.	13,200	158,136
	Drew Industries, Inc. (a)	2,900	62,901
	Marine Products Corp.	1,500	8,295

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2009 (Unaudited)		(Percentages shown are based on Net Assets)
Industry	Common Stocks	Shares Held	Value
	Polaris Industries, Inc.	4,600	$187,588
	Winnebago Industries, Inc.	4,400	64,724

			481,644
Rental & Leasing Services: Consumer - 0.4%	Amerco, Inc. (a)	1,400	64,204
	Avis Budget Group, Inc. (a)	15,200	203,072
	Dollar Thrifty Automotive Group, Inc. (a)	3,100	76,229
	Rent-A-Center, Inc. (a)(b)	9,900	186,912

			530,417
Restaurants - 1.3%	AFC Enterprises, Inc. (a)	3,700	31,154
	BJ’s Restaurants, Inc. (a)	2,900	43,471
	Benihana, Inc. Class A (a)	2,400	13,752
	Bob Evans Farms, Inc.	4,600	133,676
	Buffalo Wild Wings, Inc. (a)	2,600	108,186
	CEC Entertainment, Inc. (a)	3,400	87,924
	CKE Restaurants, Inc.	7,300	76,577
	California Pizza Kitchen, Inc. (a)	2,850	44,517
	Caribou Coffee Co., Inc. (a)	900	6,498
	Carrols Restaurant Group, Inc. (a)	2,000	15,120
	The Cheesecake Factory, Inc. (a)	9,000	166,680
	Cracker Barrel Old Country Store, Inc.	3,258	112,075
	Denny’s Corp. (a)	14,400	38,160
	DineEquity, Inc.	2,600	64,350
	Domino’s Pizza, Inc. (a)	6,000	53,040
	Einstein Noah Restaurant Group, Inc. (a)	700	8,428
	Frisch’s Restaurants, Inc.	300	7,764
	Jack in the Box, Inc. (a)	8,500	174,165
	Krispy Kreme Doughnuts, Inc. (a)	8,700	31,059
	Landry’s Restaurants, Inc. (a)	1,000	10,500
	Luby’s, Inc. (a)	3,200	13,440
	McCormick & Schmick’s Seafood Restaurants, Inc. (a)	2,100	15,624
	O’Charleys, Inc.	2,600	24,362
	P.F. Chang’s China Bistro, Inc. (a)	3,400	115,498
	Papa John’s International, Inc. (a)	3,300	81,081
	Red Robin Gourmet Burgers, Inc. (a)	2,200	44,924
	Ruby Tuesday, Inc. (a)	9,600	80,832
	Ruth’s Hospitality Group, Inc. (a)	3,000	12,660
	Sonic Corp. (a)	9,070	100,314
	The Steak n Shake Co. (a)	3,600	42,372
	Texas Roadhouse, Inc. Class A (a)	7,500	79,650

			1,837,853
Scientific Instruments: Control & Filter - 0.6%	CIRCOR International, Inc.	2,500	70,650
	China Security & Surveillance Technology, Inc. (a)	5,000	35,700
	ESCO Technologies, Inc. (a)	3,900	153,660
	Energy Recovery, Inc. (a)	5,000	29,100
	Flanders Corp. (a)	2,400	12,384
	The Gorman-Rupp Co.	2,218	55,250
	ICx Technologies, Inc. (a)	1,800	10,656
	L-1 Identity Solutions, Inc. (a)	11,798	82,468

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	Mine Safety Appliances Co.	4,000	$110,040
	PMFG, Inc. (a)	2,000	25,720
	RAE Systems, Inc. (a)	5,500	6,050
	Robbins & Myers, Inc.	4,000	93,920
	Sun Hydraulics, Inc.	1,800	37,908
	Watts Water Technologies, Inc. Class A	4,400	133,100
	X-Rite, Inc. (a)	5,100	10,251

			866,857
Scientific Instruments: Electrical - 1.0%	A.O. Smith Corp.	3,200	121,920
	AZZ, Inc. (a)	1,800	72,306
	Advanced Battery Technologies, Inc. (a)	7,300	31,536
	American Superconductor Corp. (a)	6,500	218,010
	Baldor Electric Co.	6,970	190,560
	Broadwind Energy, Inc. (a)	5,100	40,239
	China BAK Battery, Inc. (a)	5,900	29,205
	DDi Corp. (a)	2,700	11,475
	Ener1, Inc. (a)	7,300	50,516
	EnerSys (a)	6,000	132,720
	Franklin Electric Co., Inc.	3,600	103,212
	GrafTech International Ltd. (a)	18,000	264,600
	Littelfuse, Inc. (a)	3,200	83,968
	Preformed Line Products Co.	300	12,015
	SatCon Technology Corp. (a)	9,100	15,561
	Taser International, Inc. (a)	9,300	43,710
	Ultralife Batteries, Inc. (a)	1,800	10,908
	Valence Technology, Inc. (a)	8,000	14,400

			1,446,861
Scientific Instruments: Gauges & Meters - 0.1%	Badger Meter, Inc.	2,200	85,118
	Faro Technologies, Inc. (a)	2,500	42,950
	Measurement Specialties, Inc. (a)	2,200	22,462
	Smartheat, Inc. (a)	1,300	15,431
	Zygo Corp. (a)	2,200	14,916

			180,877
Scientific Instruments: Pollution Control - 0.4%	American Ecology Corp.	2,700	50,490
	Clean Harbors, Inc. (a)	3,200	180,032
	Darling International, Inc. (a)	12,300	90,405
	EnergySolutions, Inc.	11,800	108,796
	Fuel Tech, Inc. (a)	2,600	29,120
	Heritage Crystal Clean, Inc. (a)	600	7,650
	Met-Pro Corp.	2,200	21,318
	Metalico, Inc. (a)	4,200	17,514
	Perma-Fix Environmental Services (a)	8,100	18,792
	Team, Inc. (a)	2,800	47,460
	Waste Services, Inc. (a)	2,333	10,778

			582,355
Securities Brokerage & Services - 1.0%	BGC Partners, Inc.	6,900	29,532
	E*Trade Financial Corp. (a)	216,604	379,057
	GFI Group, Inc.	10,000	72,300
	Gladstone Investment Corp.	3,300	16,005
	International Assets Holding Corp., Inc. (a)	700	11,557

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	KBW, Inc. (a)	5,400	$173,988
	Knight Capital Group, Inc. Class A (a)	13,900	302,325
	LaBranche & Co., Inc. (a)	8,300	28,220
	MF Global Ltd. (a)	14,500	105,415
	MarketAxess Holdings, Inc. (a)	5,000	60,250
	optionsXpress Holdings, Inc.	6,300	108,864
	Penson Worldwide, Inc. (a)	3,200	31,168
	SWS Group, Inc.	3,600	51,840
	TradeStation Group, Inc. (a)	5,000	40,750

			1,411,271
Semiconductors & Components - 2.6%	Actel Corp. (a)	4,100	49,897
	Advanced Analogic Technologies, Inc. (a)	6,400	25,408
	Amkor Technology, Inc. (a)	16,300	112,144
	Anadigics, Inc. (a)	9,400	44,274
	Applied Micro Circuits Corp. (a)	9,875	98,652
	Atheros Communications, Inc. (a)	9,100	241,423
	Cavium Networks, Inc. (a)	5,400	115,938
	Ceva, Inc. (a)	2,900	31,175
	Cirrus Logic, Inc. (a)	9,800	54,488
	DSP Group, Inc. (a)	3,400	27,676
	Diodes, Inc. (a)	4,800	86,832
	Emcore Corp. (a)	11,200	14,560
	Entropic Communications, Inc. (a)	9,000	24,660
	Exar Corp. (a)	5,700	41,895
	Formfactor, Inc. (a)	7,400	177,008
	Hittite Microwave Corp. (a)	3,200	117,696
	IXYS Corp.	3,500	29,785
	Intellon Corp. (a)	3,200	22,688
	Kopin Corp. (a)	10,100	48,480
	Lattice Semiconductor Corp. (a)	17,100	38,475
	MIPS Technologies, Inc. (a)	6,600	24,882
	Micrel, Inc.	6,800	55,420
	Microsemi Corp. (a)	12,100	191,059
	Microtune, Inc. (a)	7,700	14,014
	Monolithic Power Systems, Inc. (a)	5,100	119,595
	Netlogic Microsystems, Inc. (a)	2,600	117,000
	Omnivision Technologies, Inc. (a)	7,300	118,844
	PLX Technology, Inc. (a)	4,500	15,165
	ParkerVision, Inc. (a)	4,500	18,405
	Pericom Semiconductor Corp. (a)	3,740	36,689
	Power Integrations, Inc.	3,500	116,655
	RF Micro Devices, Inc. (a)	39,737	215,772
	Rubicon Technology, Inc. (a)	1,900	28,196
	Semtech Corp. (a)	9,100	154,791
	Sigma Designs, Inc. (a)	4,000	58,120
	Silicon Image, Inc. (a)	11,300	27,459
	Silicon Storage Technology, Inc. (a)	11,800	28,556
	Skyworks Solutions, Inc. (a)	25,052	331,688
	Standard Microsystems Corp. (a)	3,300	76,593
	Supertex, Inc. (a)	1,400	42,000

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	Techwell, Inc. (a)	2,300	$25,254
	TriQuint Semiconductor, Inc. (a)	22,000	169,840
	Trident Microsystems, Inc. (a)	9,300	24,087
	Virage Logic Corp. (a)	3,000	15,630
	Volterra Semiconductor Corp. (a)	3,400	62,458
	White Electronic Designs Corp. (a)	3,300	15,246
	Zoran Corp. (a)	7,700	88,704

			3,595,276
Shipping - 0.6%	American Commerical Lines, Inc. (a)	1,350	39,312
	DHT Maritime, Inc.	7,000	26,320
	Eagle Bulk Shipping, Inc.	8,700	44,631
	Genco Shipping & Trading Ltd.	3,900	81,042
	General Maritime Corp. (a)	7,330	56,734
	Golar LNG Ltd.	5,300	58,618
	Gulfmark Offshore, Inc. (a)	3,400	111,316
	Horizon Lines, Inc. Class A	4,500	28,575
	International Shipholding Corp.	800	24,648
	Knightsbridge Tankers Ltd.	2,600	33,904
	Nordic American Tanker Shipping Ltd.	6,300	186,354
	Ship Finance International Ltd.	6,700	82,343
	TBS International Ltd. (a)	2,000	17,400
	Teekay Tankers Ltd. Class A	1,400	11,690
	Ultrapetrol Bahamas Ltd. (a)	3,200	15,744

			818,631
Steel - 0.1%	China Precision Steel, Inc. (a)	4,600	12,420
	General Steel Holdings, Inc. (a)	2,100	8,169
	Olympic Steel, Inc.	1,200	34,428
	Sutor Technology Group Ltd. (a)	1,500	4,740
	Universal Stainless & Alloy Products, Inc. (a)	1,000	18,250

			78,007
Sugar - 0.0%	Imperial Sugar Co. New Shares	1,700	21,556
Synthetic Fibers & Chemicals - 0.0%	Zoltek Cos., Inc. (a)	4,200	44,100
Technology: Miscellaneous - 0.3%	Benchmark Electronics, Inc. (a)	9,800	176,400
	CTS Corp.	5,000	46,500
	LaBarge, Inc. (a)	1,900	21,375
	Plexus Corp. (a)	5,900	155,406
	Vocus, Inc. (a)	2,500	52,225

			451,906
Telecommunications Equipment - 0.5%	ADC Telecommunications, Inc. (a)	14,416	120,229
	Applied Signal Technology, Inc.	1,700	39,558
	Arris Group, Inc. (a)	18,546	241,283
	Cogo Group, Inc. (a)	3,400	20,808
	Communications System, Inc.	800	9,344
	Mastec, Inc. (a)	7,800	94,770
	OpNext, Inc. (a)	2,900	8,497
	Powerwave Technologies, Inc. (a)	19,600	31,360
	Symmetricom, Inc. (a)	6,800	35,224
	UTStarcom, Inc. (a)	16,900	35,321

			636,394

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
Textile Products - 0.1%	Interface, Inc. Class A	7,300	$60,590
	Unifi, Inc. (a)	6,700	21,440

			82,030
Textiles Apparel & Shoes - 2.0%	American Apparel, Inc. (a)	5,500	19,305
	Carter’s, Inc. (a)	8,500	226,950
	Cherokee, Inc.	1,100	26,367
	Columbia Sportswear Co.	1,700	69,972
	Crocs, Inc. (a)	12,500	83,125
	Deckers Outdoor Corp. (a)	2,000	169,700
	FGX International Holdings Ltd. (a)	2,100	29,295
	G-III Apparel Group, Ltd. (a)	1,900	26,885
	Iconix Brand Group, Inc. (a)	10,700	133,429
	J. Crew Group, Inc. (a)	7,570	271,157
	Jones Apparel Group, Inc.	12,800	229,504
	K-Swiss, Inc. Class A	4,100	36,039
	Kenneth Cole Productions, Inc. Class A	1,100	11,033
	Liz Claiborne, Inc.	14,200	70,006
	lululemon athletica, inc. (a)	6,100	138,775
	Maidenform Brands, Inc. (a)	2,800	44,967
	Oxford Industries, Inc.	1,900	37,430
	Perry Ellis International, Inc. (a)	1,350	21,653
	Quiksilver, Inc. (a)	19,200	52,800
	Skechers U.S.A., Inc. Class A (a)	5,000	85,700
	Steven Madden Ltd. (a)	2,300	84,662
	Timberland Co. Class A (a)	6,500	90,480
	True Religion Apparel, Inc. (a)	3,800	98,533
	Under Armour, Inc. Class A (a)	5,000	139,150
	Volcom, Inc. (a)	2,800	46,143
	The Warnaco Group, Inc. (a)	6,800	298,247
	Weyco Group, Inc.	1,100	25,190
	Wolverine World Wide, Inc.	7,400	183,816

			2,750,313
Tobacco - 0.2%	Alliance One International, Inc. (a)	12,400	55,552
	Star Scientific, Inc. (a)	11,173	10,391
	Universal Corp.	3,700	154,734
	Vector Group Ltd.	5,789	90,188

			310,865
Toys - 0.1%	Jakks Pacific, Inc. (a)	4,200	60,144
	Leapfrog Enterprises, Inc. (a)	5,000	20,550
	RC2 Corp. (a)	3,000	42,750

			123,444
Transportation Miscellaneous - 0.2%	Dynamex, Inc. (a)	1,400	22,862
	HUB Group, Inc. Class A (a)	5,600	127,960
	Odyssey Marine Exploration, Inc. (a)	7,900	14,694
	Pacer International, Inc.	4,300	16,598
	Textainer Group Holdings Ltd.	1,400	22,414
	Todd Shipyards Corp.	800	13,152

			217,680
Truckers - 0.6%	Arkansas Best Corp.	3,700	110,778
	Celadon Group, Inc. (a)	3,300	37,323

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	Forward Air Corp.	4,300	$99,545
	Heartland Express, Inc.	7,500	108,000
	Knight Transportation, Inc.	8,550	143,469
	Marten Transport Ltd. (a)	2,300	39,238
	Old Dominion Freight Line, Inc. (a)	4,050	123,242
	Patriot Transportation Holding, Inc. (a)	200	15,100
	Saia, Inc. (a)	2,000	32,160
	USA Truck, Inc. (a)	1,100	13,970
	Universal Truckload Services, Inc.	900	14,859
	Werner Enterprises, Inc.	6,200	115,506
	YRC Worldwide, Inc. (a)	7,840	34,888

			888,078
Utilities: Electrical - 1.7%	Allete, Inc.	4,300	144,351
	Avista Corp.	8,200	165,804
	Black Hills Corp.	5,800	145,986
	CH Energy Group, Inc.	2,400	106,344
	Central Vermont Public Service Corp.	1,700	32,810
	Cleco Corp.	9,000	225,720
	El Paso Electric Co. (a)	6,700	118,389
	The Empire District Electric Co.	5,100	92,259
	IDACORP, Inc.	7,100	204,409
	MGE Energy, Inc.	3,500	127,680
	NorthWestern Corp.	5,400	131,922
	Otter Tail Corp.	5,600	134,008
	PNM Resources, Inc.	13,000	151,840
	Pike Electric Corp. (a)	2,500	29,950
	Portland General Electric Co.	11,200	220,864
	UIL Holdings Corp.	4,433	116,987
	Unisource Energy Corp.	5,300	162,975
	Unitil Corp.	1,600	35,920

			2,348,218
Utilities: Gas Distributors - 1.2%	Chesapeake Utilities Corp.	1,000	30,990
	Florida Public Utilities Co.	1,200	14,580
	The Laclede Group, Inc.	3,200	102,912
	New Jersey Resources Corp.	6,300	228,753
	Nicor, Inc.	6,800	248,812
	Northwest Natural Gas Co.	4,000	166,640
	Piedmont Natural Gas Co.	11,000	263,340
	South Jersey Industries, Inc.	4,500	158,850
	Southwest Gas Corp.	6,700	171,386
	WGL Holdings, Inc.	7,500	248,550

			1,634,813
Utilities: Telecommunications - 1.1%	Alaska Communications Systems Group, Inc.	6,600	61,050
	Atlantic Tele-Network, Inc.	1,300	69,446
	Cbeyond Communications, Inc. (a)	3,500	56,455
	Centennial Communications Corp. (a)	13,200	105,336
	Cincinnati Bell, Inc. (a)	32,100	112,350
	Cogent Communications Group, Inc. (a)(b)	6,600	74,580
	Consolidated Communications Holdings, Inc.	3,519	56,339
	D&E Communications, Inc.	2,400	27,576

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	FairPoint Communications, Inc.	14,050	$5,761
	General Communication, Inc. Class A (a)	6,900	47,334
	Global Crossing Ltd. (a)	4,500	64,350
	HickoryTech Corp.	1,900	16,245
	Ibasis, Inc. (a)	4,100	8,691
	Incontact, Inc. (a)	5,000	14,850
	Iowa Telecommunications Services, Inc.	4,500	56,700
	iPCS, Inc. (a)	2,500	43,500
	j2 Global Communications, Inc. (a)	6,700	154,166
	NTELOS Holdings Corp.	4,500	79,470
	Neutral Tandem, Inc. (a)	4,800	109,247
	PAETEC Holding Corp. (a)	19,105	73,935
	Premiere Global Services, Inc. (a)	9,100	75,620
	RCN Corp. (a)	5,500	51,150
	Shenandoah Telecom Co.	3,700	66,414
	SureWest Communications (a)	2,500	31,050
	USA Mobility, Inc.	3,400	43,792
	Virgin Mobile USA, Inc. (a)	5,300	26,500

			1,531,907
Utilities: Water - 0.3%	American States Water Co. (b)	2,800	101,304
	Artesian Resources Corp. Class A	900	15,138
	California Water Service Group	2,900	112,926
	Connecticut Water Service, Inc.	1,300	29,107
	Consolidated Water Co., Inc.	2,100	34,293
	Middlesex Water Co.	2,100	31,668
	Pennichuck Corp.	600	13,056
	SJW Corp.	2,000	45,700
	Southwest Water Co.	3,665	18,032
	York Water Co.	1,700	23,562

			424,786
Wholesale & International Trade - 0.3%	Brightpoint, Inc. (a)	7,530	65,888
	Chindex International, Inc. (a)	2,000	25,160
	Houston Wire & Cable Co.	2,600	28,730
	MWI Veterinary Supply, Inc. (a)	1,700	67,915
	United Stationers, Inc. (a)	3,500	166,635

			354,328
	Total Common Stocks (Cost - $163,339,755) - 96.0%		134,275,263
	Investment Companies
	BlackRock Kelso Capital Corp. (c)	1,800	13,356
	Gladstone Capital Corp.	3,200	28,576
	Hercules Technology Growth Capital, Inc.	5,313	52,174
	Kayne Anderson Energy Development Co.	1,500	19,845
	Pennantpark Investment Corp.	3,200	25,952
	Prospect Capital Corp.	7,100	76,041
	Total Investment Companies (Cost - $332,341) - 0.2%		215,944
	Warrants (d)
Alternative Energy - 0.0%	GreenHunter Energy, Inc. (expires 8/27/11)	60	-
	Total Warrants (Cost - $0) - 0.0%		-

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Short-Term Securities	Maturity Date	Yield	Face Amount	Value
Time Deposits - 2.3%	State Street Bank & Trust Co.	10/01/2009	0.01%	$3,256,143	$3,256,143
	Total Short-Term Securities (Cost - $3,256,143) - 2.3%				3,256,143
	Total Investments Before Options Written (Cost - $166,928,239*) - 98.5%				137,747,350
	Options Written			Number of Contracts
Call Options Written	Russell 2000 Index, expiring October 2009 at USD 630			5,000	(21,750)
	Russell 2000 Index, expiring October 2009 at USD 600			5,000	(83,000)
	Russell 2000 Index, expiring October 2009 at USD 620			105,500	(759,600)
	Total Options Written (Premiums Received - $1,734,590) - (0.6%)				(864,350)
	Total Investments, Net of Options Written (Cost - $165,193,649) - 97.9%				136,883,000
	Other Assets Less Liabilities - 2.1%				2,978,445

	Net Assets - 100.0%				$139,861,445

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$79,546,011

Gross unrealized appreciation	$58,201,339
Gross unrealized depreciation	-

Net unrealized appreciation	$58,201,339

(a)	Non-income producing security.
(b)	All or a portion of security held as collateral in connection with open financial futures contracts.
(c)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost	Sales Cost	Realized Loss	Dividend Income
Anthracite
Capital, Inc.	$2,697	$10,821	($10,002)	-
BlackRock Kelso
Capital Corp.	-	-	-	$864
(d)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

•	Financial futures contracts purchased as of September 30,2009 were as follows:

Number of Contracts	Issue	Expiration Date	Face Value	Appreciation
85	E-Mini Russell 2000	December 2009	$5,070,743	$54,757

•	For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of September 30, 2009 (Unaudited)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 - price quotations in active markets/exchanges for identical securities

•	Level 2 - other observable inputs (including, but not limited to: quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments+

	Assets	Liabilities
Level 1	$134,491,187	$(809,593)
Level 2	3,256,175	-
Level 3	-	-

Total	$137,747,362	$(809,593)

+Other financial instruments are futures and options.

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Small Cap Premium & Dividend Income Fund Inc.

By:	/s/ Justin C. Ferri
Justin C. Ferri
Chief Executive Officer (principal executive officer) of Small Cap Premium & Dividend Income Fund Inc.

Date: November 13, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Justin C. Ferri
Justin C. Ferri
Chief Executive Officer (principal executive officer) of Small Cap Premium & Dividend Income Fund Inc.

Date: November 13, 2009

By:	/s/ James E. Hillman
James E. Hillman
Chief Financial Officer (principal financial officer) of Small Cap Premium & Dividend Income Fund Inc.

Date: November 13, 2009